                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2464
-------------------------------------------------------------------------------

                              MFS SERIES TRUST IX
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

               Date of fiscal year end: April 30 and October 31*
-------------------------------------------------------------------------------

                    Date of reporting period: July 31, 2007
-------------------------------------------------------------------------------

*The following series of the Registrant have a fiscal year end of April 30: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Research Bond Fund J. MFS Inflation-Adjusted Bond Fund has an October 31 fiscal year end.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) BOND FUND

7/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/07

ISSUER                                                                                                 SHARES/PAR       VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
BONDS - 94.9%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 6.3%, 2014 (n)                                                                      $ 6,940,000    $    6,315,400
-----------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 10.2%
-----------------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., "G", 6.1%, 2045 (n)                                                                 $ 2,150,000    $    1,839,930
-----------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 8.146%, 2029                                                           4,095,000         4,327,839
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 5.775%, 2045                                            4,320,000         4,292,616
-----------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                                   2,930,000         2,929,992
-----------------------------------------------------------------------------------------------------------------------------------
BlackRock Capital Finance LP, 7.75%, 2026 (n)                                                             589,987           583,181
-----------------------------------------------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)                                           5,198,879         5,094,901
-----------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)                                              4,039,542         4,111,338
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust, 5.462%, 2049                                                       4,340,000         4,172,725
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049                                    2,920,000         2,777,230
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 0.987%, 2030 (i)                                                 57,711,016         1,212,145
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                                  304,491           302,821
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039                                                6,760,000         6,444,066
-----------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                                      1,396,757         1,397,036
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                                 1,409,445         1,408,336
-----------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)                                                          2,675,000         2,688,443
-----------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 6.5%, 2014 (z)                                                               2,733,000         2,441,017
-----------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.777%, 2025 (i)(z)                                                    16,397,189         2,129,995
-----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)                                     3,028,000         3,197,186
-----------------------------------------------------------------------------------------------------------------------------------
GE Commercial Mortgage Corp., FRN, 5.339%, 2044                                                         2,710,000         2,615,297
-----------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)                                         4,140,000         4,134,160
-----------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., FRN, 7.662%, 2034 (n)                                        3,212,000         3,370,510
-----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                                3,544,438         3,458,005
-----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.913%, 2038                                           2,125,000         2,129,718
-----------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                                 767,306           766,251
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047                                       5,200,000         4,954,489
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.345%, 2042 (n)                              4,734,928         4,301,201
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.542%, 2043                                  7,331,619         7,055,850
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                                  4,318,739         4,296,061
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                                  5,520,000         5,245,560
-----------------------------------------------------------------------------------------------------------------------------------
KKR Financial CLO Ltd., "C", CDO, FRN, 6.82%, 2021 (n)                                                  3,651,630         3,578,597
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.877%, 2030 (i)                               33,050,210           757,147
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 5.72%, 2032                                                             3,665,436         3,674,253
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 0.531%, 2030 (i)(n)                                              121,454,058         1,233,803
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.643%, 2031 (i)                                                       38,406,631           133,701
-----------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                                        1,492,806         1,479,268
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing Corp., FRN, 7.312%, 2013 (z)                                    3,468,000         3,629,722
-----------------------------------------------------------------------------------------------------------------------------------
Spirit Master Funding LLC, 5.05%, 2023 (z)                                                              2,825,557         2,672,690
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                              3,448,527         3,248,900
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.21%, 2044                                               2,387,000         2,290,309
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.316%, 2044                                              3,900,000         3,759,324
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 6.164%, 2045                                              4,320,000         4,337,679
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.603%, 2048                                              4,300,000         4,182,716
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  128,656,008
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75%, 2010                                                                    $ 3,470,000    $    3,504,214
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 8%, 2016                                                                           195,000           179,716
-----------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 5.5%, 2016                                                                      6,390,000         6,168,094
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    9,852,024
-----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                                                               $ 6,040,000    $    6,204,801
-----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 7.65%, 2010                                                         4,329,000         4,317,121
-----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25%, 2011                                                         3,130,000         2,859,665
-----------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                                       4,931,000         5,681,612
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   19,063,199
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.8%
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., 5.85%, 2010                                                                  $ 6,950,000    $    6,928,650
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.625%, 2017                                                                 6,941,000         6,577,035
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO PLC, 4.5%, 2009                                                                                 7,053,000         6,921,292
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.5%, 2017                                                              3,180,000         3,123,180
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.05%, 2016                                                                  6,021,000         5,939,843
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 5.75%, 2016                                                                             5,924,000         5,779,075
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   35,269,075
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                            $ 6,465,000    $    6,508,283
-----------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                                                              1,955,000         2,049,589
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    8,557,872
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 6.4%, 2016                                                                               $ 6,230,000    $    6,179,113
-----------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 6.75%, 2017                                                                                1,305,000         1,325,624
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    7,504,737
-----------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 6.45%, 2037                                                                            $ 4,780,000    $    4,546,497
-----------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                                                  6,087,000         5,647,415
-----------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.875%, 2007                                                                        5,875,000         5,875,000
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                          2,229,000         2,148,230
-----------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                                    3,539,000         4,070,855
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375%, 2033                                                          1,734,000         2,006,724
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   24,294,721
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Seagate Technology HDD Holdings, 6.375%, 2011                                                         $ 3,973,000    $    3,853,810
-----------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                                          $ 3,091,000    $    3,265,221
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 7.875%, 2011                                                                       $ 4,993,000    $    5,074,196
-----------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 5.625%, 2014                                                                         1,731,000         1,540,410
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    6,614,606
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                                                    $ 6,080,000    $    6,019,164
-----------------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 7.375%, 2014                                                               1,880,000         1,828,300
-----------------------------------------------------------------------------------------------------------------------------------
Western Union Co., 5.4%, 2011                                                                           6,850,000         6,746,620
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   14,594,084
-----------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 6.375%, 2015                                                                $ 6,885,000    $    6,334,200
-----------------------------------------------------------------------------------------------------------------------------------
Litton Industries, Inc., 8%, 2009                                                                       8,035,000         8,491,734
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   14,825,934
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012 (n)                                             $ 2,308,000    $    2,360,193
-----------------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 6.51%, 2022 (n)                                                             3,000,000         2,868,900
-----------------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69%, 2009                                                                         3,524,400         3,665,376
-----------------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 10.61%, 2017                                                                        1,500,000         1,942,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   10,836,969
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 5.475%, 2012                                                                   $ 3,000,000    $    2,733,600
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Nexen, Inc., 6.4%, 2037                                                                               $ 6,380,000    $    6,160,707
-----------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                         8,687,000         9,191,802
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   15,352,509
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
TNK-BP Ltd., 6.875%, 2011 (n)                                                                         $ 8,640,000    $    8,553,600
-----------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 9.125%, 2013                                                                       $ 6,649,000    $    7,668,445
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 6.5%, 2036                                                                           1,100,000         1,044,039
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    8,712,484
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 4.8%
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                                         $ 3,474,000    $    3,415,227
-----------------------------------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875%, 2012 (z)                                                         6,930,000         6,480,056
-----------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                              1,030,000           886,419
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 6.25%, 2016                                                                6,069,000         5,706,705
-----------------------------------------------------------------------------------------------------------------------------------
Deluxe Corp., 5%, 2012                                                                                  3,465,000         2,979,900
-----------------------------------------------------------------------------------------------------------------------------------
Deluxe Corp., 5.125%, 2014                                                                              1,740,000         1,452,900
-----------------------------------------------------------------------------------------------------------------------------------
Deluxe Corp., 7.375%, 2015 (z)                                                                          1,740,000         1,696,500
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.85%, 2009                                                            4,197,000         4,056,652
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                                                            4,461,000         4,227,418
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 6.75%, 2011                                                                         2,384,000         2,480,852
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.5%, 2016                                                                          8,598,000         8,176,354
-----------------------------------------------------------------------------------------------------------------------------------
ILFC E-Capital Trust I, FRN, 5.9%, 2065 (n)                                                             6,900,000         6,816,089
-----------------------------------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5.625%, 2013                                                         3,380,000         3,390,630
-----------------------------------------------------------------------------------------------------------------------------------
Residential Capital LLC, 6.5%, 2012                                                                     3,440,000         3,120,579
-----------------------------------------------------------------------------------------------------------------------------------
Residential Capital LLC, 6.875%, 2015                                                                   6,100,000         5,400,916
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   60,287,197
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Diageo Capital PLC, 5.5%, 2016                                                                        $ 6,930,000    $    6,741,733
-----------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013 (n)                                                                      9,815,000         9,743,841
-----------------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 6.85%, 2016                                                                          6,160,000         6,249,893
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   22,735,467
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
CVS Caremark Corp., 5.75%, 2017                                                                       $ 6,960,000    $    6,662,196
-----------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                                        $ 3,121,000    $    2,753,352
-----------------------------------------------------------------------------------------------------------------------------------
Stora Enso Oyj, 7.25%, 2036 (n)                                                                         5,177,000         5,098,807
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    7,852,159
-----------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.75%, 2016                                                                         $ 6,890,000    $    6,579,950
-----------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                          6,070,000         6,145,875
-----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                                                  4,190,000         4,336,072
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                                 3,425,000         3,567,137
-----------------------------------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp., 6%, 2016                                                                       4,380,000         4,149,047
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   24,778,081
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.5%, 2011                                                                           $ 5,024,000    $    5,139,683
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 6.25%, 2037                                                       $ 5,320,000    $    4,900,561
-----------------------------------------------------------------------------------------------------------------------------------
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                             5,646,000         5,429,442
-----------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp., 6.85%, 2015 (n)                                                                    8,751,000         8,874,345
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   19,204,348
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                                               $ 3,795,000    $    3,711,829
-----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp., 6.375% to 2017, FRN to 2037                                                                4,340,000         4,179,203
-----------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                                  6,104,000         5,972,489
-----------------------------------------------------------------------------------------------------------------------------------
ZFS Finance USA Trust V, FRN, 6.5%, 2067 (z)                                                            5,610,000         5,253,557
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   19,117,078
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%, 2014                                                                  $ 6,815,000    $    6,661,662
-----------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 7.9%
-----------------------------------------------------------------------------------------------------------------------------------
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2043                                                     $ 6,300,000    $    5,987,199
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 5.49%, 2019                                                                      8,100,000         7,645,242
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55% to 2011, FRN to 2049(n)                                                       10,798,000        11,954,250
-----------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 5.186% to 2015, FRN to 2049(n)                                                             7,063,000         6,610,226
-----------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 7.195% to 2037, FRN to 2049(z)                                                             4,300,000         4,106,736
-----------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049(n)                                                 7,199,000         7,189,289
-----------------------------------------------------------------------------------------------------------------------------------
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                               10,231,000         9,807,099
-----------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049(n)                                                     9,752,000         9,983,932
-----------------------------------------------------------------------------------------------------------------------------------
PNC Funding Corp., 5.625%, 2017                                                                         4,570,000         4,458,547
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC, 9.118%, 2049                                                          2,152,000         2,338,968
-----------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049(n)                                                  12,502,000        12,544,744
-----------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049(n)                                      5,204,000         5,751,721
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 4.875%, 2014                                                                            3,896,000         3,682,343
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                                                            7,936,000         8,353,608
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  100,413,904
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 6.125%, 2015                                                   $ 6,885,000    $    6,687,345
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                                  4,117,000         4,003,783
-----------------------------------------------------------------------------------------------------------------------------------
Hospira, Inc., 5.55%, 2012                                                                              1,390,000         1,391,001
-----------------------------------------------------------------------------------------------------------------------------------
Hospira, Inc., 6.05%, 2017                                                                              5,030,000         4,950,164
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp., 5.7%, 2017                                                                              5,010,000         4,795,993
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   21,828,286
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                                                           $ 6,119,000    $    6,033,756
-----------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                                      4,265,000         3,774,525
-----------------------------------------------------------------------------------------------------------------------------------
Vale Overseas Ltd., 6.25%, 2017                                                                         4,337,000         4,293,023
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   14,101,304
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 8.9%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2035                                                                         $38,546,305    $   37,791,522
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017 - 2035                                                                            12,600,737        12,555,512
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                                                 10,281,336         9,841,335
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2031                                                                           2,080,747         2,173,914
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2032 - 2036                                                                           7,301,249         7,429,452
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2021 - 2034                                                                            4,485,858         4,493,398
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2025 - 2035                                                                           28,120,870        26,628,711
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2035                                                                                11,994,196        11,618,786
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  112,532,630
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Texas Transportation Commission Mobility Fund, 5%, 2037                                               $12,200,000    $   12,586,008
-----------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 3.3%
-----------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                      $ 8,438,000    $    9,219,021
-----------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 5.95%, 2017                                                                   2,950,000         2,892,690
-----------------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.375%, 2017 (n)                                                                 3,931,000         3,714,795
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                          2,559,000         2,412,269
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                            3,627,000         3,810,312
-----------------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                             4,760,000         4,659,469
-----------------------------------------------------------------------------------------------------------------------------------
Spectra Energy Capital LLC, 8%, 2019                                                                    5,750,000         6,357,395
-----------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                                       8,651,000         8,651,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   41,716,951
-----------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 3.5%
-----------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc., 5.1%, 2014                                                                                $ 8,569,000    $    8,115,597
-----------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc., 8.375%, 2010                                                                            230,000           247,762
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8%, 2010                                                   3,029,000         3,235,605
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6.2%, 2011                                                                      6,070,000         6,122,190
-----------------------------------------------------------------------------------------------------------------------------------
Telefonica Emisiones S.A.U., 7.045%, 2036                                                               3,450,000         3,513,649
-----------------------------------------------------------------------------------------------------------------------------------
Telefonica Europe B.V., 7.75%, 2010                                                                     6,019,000         6,366,946
-----------------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011                                                                                  11,676,000        12,502,918
-----------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                                    3,786,000         3,949,442
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   44,054,109
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Weatherford International, Inc., 6.35%, 2017 (z)                                                      $ 3,000,000    $    3,061,431
-----------------------------------------------------------------------------------------------------------------------------------
OILS - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                              $10,500,000    $   10,838,426
-----------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 5.7%
-----------------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 7.36%, 2012 (z)                                $ 3,470,000    $    3,452,650
-----------------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN, 7.26%, 2011 (n)                                       3,903,300         3,903,300
-----------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014(n)                                          4,158,000         4,168,395
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                               5,712,000         5,425,909
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse (USA), Inc., 4.875%, 2010                                                                 8,611,000         8,508,925
-----------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp, 5.45%, 2017                                                                        5,600,000         5,412,568
-----------------------------------------------------------------------------------------------------------------------------------
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049(n)                                        9,630,000         9,497,491
-----------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014 (n)                                                           5,310,000         5,234,449
-----------------------------------------------------------------------------------------------------------------------------------
Nordea Bank AB, 5.424% to 2015, FRN to 2049(n)                                                          4,178,000         3,914,886
-----------------------------------------------------------------------------------------------------------------------------------
Resona Bank Ltd., 5.85% to 2016, FRN to 2049(n)                                                         6,312,000         5,992,783
-----------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                         3,883,000         3,669,435
-----------------------------------------------------------------------------------------------------------------------------------
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                              6,470,000         6,521,579
-----------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                                      6,193,000         6,438,887
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   72,141,257
-----------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                      $ 3,975,000    $    4,173,750
-----------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8%, 2016                                                                                  5,655,000         5,358,112
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    9,531,862
-----------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.3%, 2012                                                                                 $ 4,932,000    $    5,032,233
-----------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern de Mexico, 7.375%, 2014 (z)                                                        2,170,000         2,104,900
-----------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                                          6,032,000         6,363,760
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   13,500,893
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.8%
-----------------------------------------------------------------------------------------------------------------------------------
ERP Operating LP, 5.75%, 2017                                                                         $ 6,580,000    $    6,377,955
-----------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, 6.25%, 2016                                                                6,245,000         6,285,942
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Property Ltd. Partnership, REIT, 5.5%, 2016                                                     4,340,000         4,221,375
-----------------------------------------------------------------------------------------------------------------------------------
ProLogis, REIT, 5.75%, 2016                                                                             6,887,000         6,803,109
-----------------------------------------------------------------------------------------------------------------------------------
ProLogis, REIT, 5.625%, 2016                                                                            1,300,000         1,266,924
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 6.35%, 2012                                                              4,283,000         4,420,446
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 5.75%, 2015                                                              6,800,000         6,706,677
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   36,082,428
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                                       $ 2,887,000    $    3,198,559
-----------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Retail Holdings, Inc., 5.35%, 2012                                                          $ 3,170,000    $    3,148,083
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc., 5.875%, 2036                                                                          5,970,000         5,183,470
-----------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Corp., Inc., 8%, 2010                                                                         527,000           556,933
-----------------------------------------------------------------------------------------------------------------------------------
Macy's, Inc., 6.625%, 2011                                                                              2,861,000         2,875,211
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   11,763,697
-----------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                                                           $ 2,747,000    $    2,895,283
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008 (n)                                                              $ 3,758,000    $    3,789,943
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                                9,650,000         8,950,375
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.25%, 2012                                                                      3,315,000         3,498,992
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   16,239,310
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Embarq Corp., 7.082%, 2016                                                                            $ 6,930,000    $    6,923,645
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%, 2012                                                                  $ 5,112,000    $    5,267,619
-----------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 6.75%, 2017                                                                    7,310,000         7,291,725
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   12,559,344
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                              $ 5,930,000    $    6,940,045
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 3.6%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                                                      $26,700,000    $   30,277,373
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.5%, 2036                                                                         7,980,000         7,461,300
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2%, 2014                                                                     7,676,741         7,456,633
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   45,195,306
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 8.2%
-----------------------------------------------------------------------------------------------------------------------------------
AES Corp., 8.875%, 2011                                                                               $ 8,673,000    $    8,803,095
-----------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)                                                        8,890,000         9,312,275
-----------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                                   9,694,000        10,916,704
-----------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                                 3,644,000         3,812,160
-----------------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.625%, 2027 (n)                                                                   305,000           266,113
-----------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                      2,055,000         2,265,642
-----------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                              4,189,000         4,336,235
-----------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                                 11,821,000        12,292,197
-----------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.3%, 2011                                                              5,000,000         4,900,000
-----------------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875%, 2010                                                                    4,840,000         5,162,702
-----------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014                                                                        4,275,000         4,152,265
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                                          9,430,000         9,099,950
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 5.8%, 2037                                                                  3,500,000         3,277,015
-----------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 5.5%, 2015                                                                              1,705,000         1,641,610
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 7.625%, 2014                                                                      6,970,000         6,656,350
-----------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014 (n)                                                         3,179,723         3,107,957
-----------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                                7,095,000         7,258,341
-----------------------------------------------------------------------------------------------------------------------------------
Waterford 3 Funding Corp., 8.09%, 2017                                                                  6,068,635         6,269,446
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  103,530,057
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                        $1,202,928,459
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS (v) - 5.1%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.35%, at Net Asset Value                                   $64,384,036    $   64,384,036
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $1,267,312,495
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0%                                                                                        (429,319)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $1,266,883,176
-----------------------------------------------------------------------------------------------------------------------------------

(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of July 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,169,342,779 and 92.27% of market value. An independent pricing service provided an evaluated bid for 91.77% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $180,738,603, representing 14.3% of net assets.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities

                                                                        ACQUISITION      ACQUISITION      CURRENT     TOTAL % OF
RESTRICTED SECURITIES                                                       DATE             COST      MARKET VALUE   NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 7.36%, 2012        3/23/07         $3,470,000    $ 3,452,650
BNP Paribas, 7.195% to 2037, FRN to 2049                                  6/18/07          4,300,000      4,106,736
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040         3/01/06          2,930,000      2,929,992
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011            7/02/03 - 3/08/07     5,207,042      5,094,901
Capmark Financial Group, Inc., 5.875%, 2012                               5/03/07          6,927,137      6,480,056
Chase Commercial Mortgage Securities Corp., 6.6%, 2029                    6/07/00          3,248,903      4,111,338
DLJ Commercial Mortgage Corp., 6.04%, 2031                                7/23/04          2,634,144      2,688,443
Deluxe Corp., 7.375%, 2015                                                5/09/07          1,740,000      1,696,500
Falcon Franchise Loan LLC, 6.5%, 2014                                     7/15/05          2,370,664      2,441,017
Falcon Franchise Loan LLC, FRN, 3.777%, 2025                              1/29/03          3,158,084      2,129,995
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033               3/20/02          3,179,723      4,134,160
Kansas City Southern de Mexico, 7.375%, 2014                              5/14/07          2,170,000      2,104,900
Prudential Securities Secured Financing Corp., FRN, 7.312%, 2013         12/06/04          3,850,157      3,629,722
Spirit Master Funding LLC, 5.05%, 2023                                   10/04/05          2,788,668      2,672,690
Weatherford International, Inc., 6.35%, 2017                              6/14/07          2,997,621      3,061,431
ZFS Finance USA Trust V, FRN, 6.5%, 2067                                  5/03/07          5,618,885      5,253,557
--------------------------------------------------------------------------------------------------------------------------------
  TOTAL RESTRICTED SECURITIES                                                                           $55,988,088      4.4%
                                                                                                        ========================

The following abbreviations are used in this report and are defined:

CDO       Collateralized Debt Obligation
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT      Real Estate Investment Trust
TIPS      Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS BOND FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 7/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund , as computed on a federal income tax basis, are as follows

Aggregate Cost                                                  $1,294,858,530
                                                                ==============
Gross unrealized appreciation                                   $    5,894,277
Gross unrealized depreciation                                      (33,440,312)
                                                                --------------
      Net unrealized appreciation (depreciation)                $  (27,546,035)
                                                                ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 7/31/07

                                                                                                                    UNREALIZED
                 NOTIONAL                                               CASH FLOWS             CASH FLOWS          APPRECIATION
EXPIRATION        AMOUNT                COUNTERPARTY                    TO RECEIVE               TO PAY           (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
6/20/09   USD   3,500,000  JPMorgan Chase Bank                       4.1% (fixed rate)             (1)               $141,207
3/20/17   USD   3,270,000  JPMorgan Chase Bank                      0.49% (fixed rate)             (2)                (20,983)
3/20/17   USD   3,180,000  Goldman Sachs International              0.52% (fixed rate)             (2)                (13,124)
3/20/17   USD   2,520,000  Goldman Sachs International                      (3)             0.4% (fixed rate)          17,132
3/20/17   USD   3,270,000  JPMorgan Chase Bank                              (4)            0.38% (fixed rate)          44,031
3/20/17   USD   1,060,000  JPMorgan Chase Bank                              (5)            0.78% (fixed rate)             800
3/20/17   USD   1,060,000  JPMorgan Chase Bank                              (5)            0.8%  (fixed rate)            (814)
3/20/17   USD   1,049,000  Merrill Lynch International                      (5)            0.81% (fixed rate)          (1,579)
6/20/17   USD   3,200,000  Merrill Lynch International                      (6)            0.91% (fixed rate)          43,406
6/20/17   USD   3,300,000  Morgan Stanley Capital Services, Inc.            (7)            0.74% (fixed rate)          22,180
9/20/17   USD   3,200,000  Goldman Sachs International                      (8)           0.2125% (fixed rate)         10,386
                                                                                                                     --------
                                                                                                                     $242,642
                                                                                                                     ========

(1) Fund to pay notional amount upon a defined credit default event by Abitibi-Consolidated, Inc., 8.375%, 4/01/15.
(2) Fund to pay notional amount upon a defined credit default event by Burlington Northern Santa Fe Corp., 6.75%, 7/15/11.
(3) Fund to receive notional amount upon a defined credit default event by Dover Corp., 6.25%, 6/01/08.
(4) Fund to receive notional amount upon a defined credit default event by PPG Industries, Inc., 7.05%, 8/15/09.
(5) Fund to receive notional amount upon a defined credit default event by Waste Management, Inc., 7.375%, 8/01/10.
(6) Fund to receive notional amount upon a defined credit default event by New York Times Co., 4.61%, 9/26/12.
(7) Fund to receive notional amount upon a defined credit default event by Spectra Energy Capital LLC, 6.25%, 2/15/13.
(8) Fund to receive notional amount upon a defined credit default event by United Parcel Service, Inc., 8.375%, 4/01/30.

At July 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) Limited Maturity Fund


7/31/07
Quarterly portfolio holdings

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

MFS Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/07


ISSUER                                                                              SHARES/PAR                VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
BONDS - 96.4%
-----------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.1%
-----------------------------------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2010                                            $     921,611           $      880,137
-----------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 16.3%
-----------------------------------------------------------------------------------------------------------------------
Accredited Mortgage Loan Trust, FRN, 5.53%, 2035                                 $     775,070           $      775,143
-----------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 5.63%, 2035 (n)                                 2,556,736                2,554,439
-----------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 5.59%, 2036 (z)                                 2,025,020                2,011,987
-----------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 0.879%, 2036 (i)(z)                            10,118,878                  908,956
-----------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036                               2,370,000                2,337,483
-----------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                               2,325,000                2,307,489
-----------------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                1,402,996                1,402,992
-----------------------------------------------------------------------------------------------------------------------
Brascan Real Estate, FRN, 6.96%, 2040 (z)                                            1,526,000                1,496,853
-----------------------------------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)                        2,777,435                2,721,886
-----------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, 0.878%, 2032 (i)(n)                                29,076,675                1,014,590
-----------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Pass-Through Certificates, FRN, 5.51%, 2017 (n)                  3,400,000                3,399,615
-----------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., FRN, 5.81%, 2011                                         1,209,523                1,212,833
-----------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                               987,093                  981,676
-----------------------------------------------------------------------------------------------------------------------
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035                 4,216,085                4,190,942
-----------------------------------------------------------------------------------------------------------------------
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.731%, 2037                 4,000,000                3,975,333
-----------------------------------------------------------------------------------------------------------------------
Credit-Based Asset Servicing & Securitization Trust, 5.737%, 2037                    2,830,000                2,816,560
-----------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC, 3.625%, 2008                                                         6,100,000                5,980,879
-----------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                              1,045,474                1,044,651
-----------------------------------------------------------------------------------------------------------------------
E*TRADE RV & Marine Trust, 3.62%, 2018                                               3,411,000                3,327,794
-----------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                            339,163                  342,412
-----------------------------------------------------------------------------------------------------------------------
Gramercy Real Estate CDO Ltd., FRN, 5.68%, 2035 (z)                                  2,337,207                2,332,509
-----------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                               82,153                   82,040
-----------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, FRN, 5.69%, 2034                                                      874,759                  875,020
-----------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, FRN, 5.78%, 2034                                                      920,799                  921,198
-----------------------------------------------------------------------------------------------------------------------
IMPAC Secured Assets Corp., FRN, 5.67%, 2036                                         1,940,244                1,944,074
-----------------------------------------------------------------------------------------------------------------------
Interstar Millennium Trust, FRN, 5.56%, 2036                                         1,680,323                1,682,679
-----------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 4.851%, 2042                    3,504,086                3,444,519
-----------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, 2047                    5,000,000                4,927,112
-----------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.324%, 2037               5,000,000                4,946,867
-----------------------------------------------------------------------------------------------------------------------
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036                               3,700,000                3,669,300
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2030                       1,792,799                1,791,018
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 0.488%, 2035 (i)                 64,797,545                  716,363
-----------------------------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                                 1,725,741                1,698,213
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., FRN, 6.758%, 2030                            2,180,000                2,180,726
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037                             3,360,000                3,344,451
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.878%, 2046                    4,970,000                5,021,087
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.862%, 2031 (i)(n)                                 32,655,950                  412,288
-----------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.643%, 2031 (i)                                    18,492,597                   64,376
-----------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 0.459%, 2030 (i)                                         26,522,034                  276,341
-----------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.476%, 2030                                              1,599,961                1,604,710
-----------------------------------------------------------------------------------------------------------------------
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                                2,600,000                2,569,514
-----------------------------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                       534,826                  529,976
-----------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., FRN, 9.783%, 2027 (z)                                 2,632,433                2,904,306
-----------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, FRN, 5.611%, 2037                                    1,990,000                1,978,690
-----------------------------------------------------------------------------------------------------------------------
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036                      5,096,147                5,087,614
-----------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                            2,975,957                2,939,954
-----------------------------------------------------------------------------------------------------------------------
Putnam Structured Product Funding, FRN, 5.77%, 2008 (z)                              1,169,491                1,169,491
-----------------------------------------------------------------------------------------------------------------------
RMAC PLC, FRN, 5.71%, 2035 (n)                                                         516,207                  516,428
-----------------------------------------------------------------------------------------------------------------------
RMAC PLC, FRN, 5.56%, 2036 (n)                                                         394,098                  394,098
-----------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 4.67%, 2035                                  1,550,315                1,535,991
-----------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 5.56%, 2035                                  1,950,774                1,932,748
-----------------------------------------------------------------------------------------------------------------------
Superannuation Members Home Loans Global Trust, FRN, 5.58%, 2029                       821,931                  822,849
-----------------------------------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust, FRN, 5.66%, 2043                                5,456,342                5,460,221
-----------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048                                6,000,000                5,917,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $  120,498,284
-----------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.4%
-----------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holdings, FRN, 5.886%, 2008                        $   1,700,000           $    1,708,090
-----------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Services North America LLC, 4.75%, 2008                              2,050,000                2,041,201
-----------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                                    3,785,000                3,634,762
-----------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 5.25%, 2011                                                  7,050,000                7,011,197
-----------------------------------------------------------------------------------------------------------------------
Nissan Motor Acceptance Corp., 5.625%, 2011 (z)                                      3,289,000                3,285,405
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   17,680,655
-----------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.9%
-----------------------------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                                          $   2,650,000           $    2,722,305
-----------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.625%, 2008                                     2,350,000                2,323,320
-----------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 7.65%, 2010                                      1,710,000                1,705,308
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    6,750,933
-----------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.6%
-----------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., 5.85%, 2010                                             $   3,370,000           $    3,359,647
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 7.35%, 2009                                               3,900,000                4,054,951
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5%, 2011                                                    870,000                  854,095
-----------------------------------------------------------------------------------------------------------------------
INVESCO PLC, 4.5%, 2009                                                              4,481,000                4,397,322
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers E-Capital Trust I, FRN, 6.14%, 2065                                  2,524,000                2,547,647
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 3.95%, 2009                                            300,000                  291,821
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 5.625%, 2012                                                         3,660,000                3,637,001
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   19,142,484
-----------------------------------------------------------------------------------------------------------------------
BUILDING - 2.1%
-----------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                                       $   2,670,000           $    2,799,183
-----------------------------------------------------------------------------------------------------------------------
CRH America, Inc., 6.95%, 2012                                                       2,250,000                2,330,307
-----------------------------------------------------------------------------------------------------------------------
Hanson PLC, 7.875%, 2010                                                             5,480,000                5,859,961
-----------------------------------------------------------------------------------------------------------------------
Lafarge S.A., 6.15%, 2011                                                            4,410,000                4,478,831
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   15,468,282
-----------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Xerox Corp., 5.5%, 2012                                                          $   2,570,000           $    2,527,233
-----------------------------------------------------------------------------------------------------------------------
CABLE TV - 2.2%
-----------------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.45%, 2010                                                       $   5,100,000           $    5,081,094
-----------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2010                                               5,320,000                5,196,603
-----------------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc., 5.4%, 2012 (z)                                              2,900,000                2,856,683
-----------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 7.25%, 2008                                        3,100,000                3,159,303
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   16,293,683
-----------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                               $   4,272,000           $    4,229,254
-----------------------------------------------------------------------------------------------------------------------
Western Union Co., 5.4%, 2011                                                        5,500,000                5,416,994
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    9,646,248
-----------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.5%
-----------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (n)                                      $   3,932,000           $    3,868,368
-----------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 4.125%, 2009 (n)                                   $   2,300,000           $    2,257,643
-----------------------------------------------------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)                          3,570,000                3,938,938
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    6,196,581
-----------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.5%
-----------------------------------------------------------------------------------------------------------------------
EnCana Corp., 4.6%, 2009                                                         $   2,850,000           $    2,808,524
-----------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                     1,155,000                1,152,419
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    3,960,943
-----------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.3%
-----------------------------------------------------------------------------------------------------------------------
TNK-BP Ltd., 6.875%, 2011 (n)                                                    $   2,060,000           $    2,039,400
-----------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 5.5%, 2011                                                    $   2,000,000           $    1,986,892
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 5.0%
-----------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                    $   2,957,000           $    2,906,973
-----------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., 5.7%, 2011                                              3,130,000                3,110,682
-----------------------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875%, 2012 (z)                                      2,610,000                2,440,541
-----------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 5.6%, 2011                                                          5,000,000                4,959,240
-----------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 4.125%, 2009                                           4,400,000                4,237,420
-----------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 4%, 2011                                               3,000,000                2,774,259
-----------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625%, 2009                                        3,360,000                3,202,984
-----------------------------------------------------------------------------------------------------------------------
ILFC E-Capital Trust I, FRN, 5.9%, 2065 (n)                                          3,500,000                3,457,437
-----------------------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5%, 2010                                          2,341,000                2,312,145
-----------------------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5.3%, 2012                                        3,340,000                3,284,022
-----------------------------------------------------------------------------------------------------------------------
ORIX Corp., 5.48%, 2011                                                              4,100,000                4,079,193
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   36,764,896
-----------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 3.0%
-----------------------------------------------------------------------------------------------------------------------
Brown-Forman Corp., 5.2%, 2012                                                   $   3,420,000           $    3,378,057
-----------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875%, 2008 (n)                                              4,790,000                4,693,477
-----------------------------------------------------------------------------------------------------------------------
Diageo Capital PLC, 5.125%, 2012                                                     7,130,000                7,006,765
-----------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4%, 2008                                                          3,600,000                3,535,200
-----------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 4.25%, 2008 (n)                                                  3,365,000                3,317,574
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   21,931,073
-----------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.6%
-----------------------------------------------------------------------------------------------------------------------
CVS Caremark Corp., 5.75%, 2011                                                  $   2,240,000           $    2,247,123
-----------------------------------------------------------------------------------------------------------------------
CVS Caremark Corp., FRN, 5.66%, 2010                                                 2,200,000                2,200,988
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    4,448,111
-----------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007                                                      $   2,600,000           $    2,586,766
-----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.5%, 2011                                                      $   2,114,000           $    2,162,677
-----------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.8%
-----------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XVIII, 3.85%, 2007 (n)                                     $   2,500,000           $    2,487,808
-----------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 4.7%, 2007                                  1,750,000                1,748,780
-----------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 3.5%, 2009 (n)                                       1,710,000                1,662,878
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    5,899,466
-----------------------------------------------------------------------------------------------------------------------
INSURANCE - HEALTH - 0.9%
-----------------------------------------------------------------------------------------------------------------------
Aetna, Inc., 7.875%, 2011                                                        $   3,915,000           $    4,225,937
-----------------------------------------------------------------------------------------------------------------------
Aetna, Inc., 5.75%, 2011                                                             2,350,000                2,376,776
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    6,602,713
-----------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.2%, 2008                                                         $   5,040,000           $    5,013,888
-----------------------------------------------------------------------------------------------------------------------
St. Paul Cos., 8.125%, 2010                                                          1,910,000                2,037,999
-----------------------------------------------------------------------------------------------------------------------
ZFS Finance USA Trust IV, FRN, 5.875%, 2032 (z)                                      2,220,000                2,198,843
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    9,250,730
-----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 1.6%
-----------------------------------------------------------------------------------------------------------------------
Eksportfinans A.S.A., 5.125%, 2011                                               $   3,780,000           $    3,777,278
-----------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 4.875%, 2009                                                       2,800,000                2,793,826
-----------------------------------------------------------------------------------------------------------------------
Province of Ontario, 5%, 2011                                                        5,000,000                4,984,260
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   11,555,364
-----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                                   $   8,000,000           $    7,742,464
-----------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 6.0%
-----------------------------------------------------------------------------------------------------------------------
BAC Capital Trust XIV, FRN, 5.63% to 2012, FRN to 2043                           $   3,700,000           $    3,516,291
-----------------------------------------------------------------------------------------------------------------------
BANK ONE Corp., 7.875%, 2010                                                         5,066,000                5,405,539
-----------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049(n)                                  5,324,000                5,450,621
-----------------------------------------------------------------------------------------------------------------------
National Westminster Bank PLC, 7.75% to 2007, FRN to 2049                            1,110,000                1,113,423
-----------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 3.875%, 2008                                            3,000,000                2,935,737
-----------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.7%, 2009                                              2,950,000                2,907,128
-----------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC, 9.118%, 2049                                       5,727,000                6,224,567
-----------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049(n)                                7,367,000                7,392,188
-----------------------------------------------------------------------------------------------------------------------
Wachovia Capital Trust III, FRN, 5.8% to 2011, FRN to 2042                           2,250,000                2,206,697
-----------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.4%, 2008                                                           4,300,000                4,326,342
-----------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.3%, 2028                                                           2,770,000                2,789,218
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   44,267,751
-----------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc., FRN, 5.63%, 2009 (n)                                      $   2,800,000           $    2,802,176
-----------------------------------------------------------------------------------------------------------------------
Hospira, Inc., 5.55%, 2012                                                           3,140,000                3,142,261
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    5,944,437
-----------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 15.8%
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.92%, 2008                                                          $   2,025,000           $    2,014,916
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2014 - 2019                                                       12,612,368               12,524,825
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2015 - 2016                                                          2,176,431                2,244,130
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4%, 2016                                                                 3,157,808                3,084,889
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2016 - 2017                                                        4,617,306                4,711,668
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017                                                                 5,751,565                5,795,078
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                               2,997,429                2,869,150
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018                                                                 5,683,099                5,538,526
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, FRN, 3.724%, 2033                                                        3,427,381                3,411,304
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, FRN, 6.868%, 2033                                                          910,813                  928,472
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, FRN, 6.96%, 2033                                                           458,332                  463,932
-----------------------------------------------------------------------------------------------------------------------
Freddie Mac, 7.5%, 2015                                                                824,704                  854,707
-----------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2016 - 2017                                                         4,892,162                4,928,100
-----------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2017 - 2025                                                      14,408,704               14,212,626
-----------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2025                                                        41,488,181               40,945,387
-----------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3%, 2021                                                                2,403,324                2,386,600
-----------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2023                                                              1,017,722                1,009,829
-----------------------------------------------------------------------------------------------------------------------
Freddie Mac, FRN, 5.62%, 2026                                                        3,446,030                3,452,357
-----------------------------------------------------------------------------------------------------------------------
Freddie Mac, FRN, 5.77%, 2031                                                        4,488,633                4,513,240
-----------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2008 - 2011                                                          213,224                  219,887
-----------------------------------------------------------------------------------------------------------------------
Ginnie Mae, FRN, 5.5%, 2032                                                            485,390                  489,583
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $  116,599,206
-----------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.2%
-----------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.75%, 2011                                            $   4,500,000           $    4,786,614
-----------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 4.95%, 2010                                         3,800,000                3,744,068
-----------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.35%, 2007                                        4,380,000                4,379,225
-----------------------------------------------------------------------------------------------------------------------
Kinder Morgan Finance, 5.35%, 2011                                                   3,264,000                3,145,262
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   16,055,169
-----------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 3.4%
-----------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc., 8.375%, 2010                                                   $     150,000           $      161,584
-----------------------------------------------------------------------------------------------------------------------
GTE Corp., 7.51%, 2009                                                               2,200,000                2,270,352
-----------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 4.125%, 2009                                               5,830,000                5,687,095
-----------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4%, 2008                                                     4,100,000                4,016,454
-----------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4%, 2010                                                     1,100,000                1,060,294
-----------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4.875%, 2010                                                 2,227,000                2,177,757
-----------------------------------------------------------------------------------------------------------------------
Telefonica Europe B.V., 7.75%, 2010                                                  5,460,000                5,775,632
-----------------------------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011                                                                3,636,000                3,893,509
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   25,042,677
-----------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Weatherford International, Inc., 5.95%, 2012 (z)                                 $   7,480,000           $    7,583,314
-----------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 1.9%
-----------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN, 7.26%, 2011 (n)                $   2,880,000           $    2,880,000
-----------------------------------------------------------------------------------------------------------------------
Bosphorus Financial Services Ltd., FRN, 7.16%, 2012 (z)                              1,700,000                1,717,243
-----------------------------------------------------------------------------------------------------------------------
General American Transportation Corp., 6.75%, 2009                                   1,500,000                1,529,018
-----------------------------------------------------------------------------------------------------------------------
Swedbank AB, FRN, 9%, 2049 (z)                                                       5,470,000                5,890,938
-----------------------------------------------------------------------------------------------------------------------
VTB Capital, FRN, 6.11%, 2007 (n)                                                    2,001,000                2,001,640
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   14,018,839
-----------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.0%
-----------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 4.62%, 2010                                            $   3,790,000           $    3,694,409
-----------------------------------------------------------------------------------------------------------------------
PPF Funding, Inc., REIT, 5.35%, 2012 (z)                                             3,660,000                3,647,735
-----------------------------------------------------------------------------------------------------------------------
ProLogis, REIT, 5.5%, 2012                                                           3,440,000                3,424,754
-----------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 7.125%, 2009                                          1,900,000                1,940,381
-----------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 4.6%, 2010                                            2,258,000                2,203,183
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   14,910,462
-----------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.4%
-----------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                  $   2,910,000           $    3,224,041
-----------------------------------------------------------------------------------------------------------------------
RETAILERS - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Federated Retail Holdings, Inc., 5.35%, 2012                                     $   1,510,000           $    1,499,560
-----------------------------------------------------------------------------------------------------------------------
Home Depot, Inc., 5.2%, 2011                                                         2,240,000                2,204,924
-----------------------------------------------------------------------------------------------------------------------
J.C. Penney Corp., Inc., 8%, 2010                                                    2,690,000                2,842,789
-----------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 5.95%, 2008                                               2,937,000                2,932,075
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    9,479,348
-----------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 1.1%
-----------------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                           $   3,110,000           $    3,112,152
-----------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.5%, 2008                                                            2,650,000                2,682,616
-----------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                                             984,000                  972,955
-----------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.5%, 2011                                                            1,250,000                1,285,194
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    8,052,917
-----------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                                      $   3,000,000           $    3,161,940
-----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.1%
-----------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 7.625%, 2011                                               $   3,750,000           $    3,942,754
-----------------------------------------------------------------------------------------------------------------------
Vodafone Airtouch PLC, 7.75%, 2010                                                   3,700,000                3,885,710
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    7,828,464
-----------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Philip Morris Capital Corp., 7.5%, 2009                                          $   3,040,000           $    3,150,960
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 8.4%
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2007                                                          $   5,000,000           $    4,970,320
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2007                                                             7,000,000                7,017,388
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.25%, 2009                                                              6,500,000                6,426,336
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.375%, 2009                                                            15,000,000               15,380,025
-----------------------------------------------------------------------------------------------------------------------
Farmer Mac, 5.5%, 2011 (n)                                                           2,600,000                2,626,372
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.625%, 2008                                                 7,400,000                7,375,062
-----------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2009                                                            8,000,000                7,993,216
-----------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.1%, 2016                                            2,702,701                2,698,434
-----------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.37%, 2016                                             957,981                  962,966
-----------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.46%, 2016                                           2,858,311                2,879,567
-----------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.68%, 2016                                           1,705,423                1,726,939
-----------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.94%, 2016                                           1,789,095                1,823,511
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   61,880,136
-----------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 0.4%
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.625%, 2008 (f)                                            $   2,990,000           $    2,937,908
-----------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.4%
-----------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., FRN, 5.687%, 2008                                      $   1,880,000           $    1,882,470
-----------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.5%, 2009                                    2,325,000                2,424,887
-----------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                               4,700,000                4,887,347
-----------------------------------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 5.551%, 2008                                                3,927,900                3,931,655
-----------------------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                               2,670,000                2,822,510
-----------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625%, 2007                                        4,140,000                4,134,229
-----------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                          1,076,000                1,060,357
-----------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875%, 2010                                                 1,850,000                1,973,347
-----------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 5%, 2007                                                3,826,000                3,823,834
-----------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125%, 2008                                                         1,425,000                1,425,410
-----------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                            4,100,000                4,037,233
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   32,403,279
-----------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                            $  712,425,231
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS (v) - 3.1%
-----------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.35%, at Net Asset Value              $  23,005,625           $   23,005,625
-----------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                   $  735,430,856
-----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.5%                                                                         3,875,267
-----------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                    $  739,306,123
-----------------------------------------------------------------------------------------------------------------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of July 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $687,347,164 and 93.46% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $59,510,390, representing 8.0% of net assets.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:


                                                                                                           TOTAL %
                                                                                               CURRENT       OF
                                                           ACQUISITION      ACQUISITION        MARKET        NET
RESTRICTED SECURITIES                                         DATE              COST            VALUE       ASSETS
-----------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN 0.879%, 2036             5/16/06         $ 909,159     $   908,956
Bayview Commercial Asset Trust, FRN, 5.59%, 2036             2/23/06         2,025,020       2,011,987
Bayview Financial Revolving Mortgage Loan Trust,
FRN, 6.12%, 2040                                             3/1/06          1,402,996         1,402,992
Bosphorus Financial Services Ltd., FRN, 7.16%, 2012          3/8/05          1,700,000         1,717,243
Brascan Real Estate, FRN, 6.96%, 2040                        9/14/04         1,526,000         1,496,853
Brazilian Merchant Voucher Receivables Ltd.,
5.911%, 2011                                              7/2/03-3/8/07      2,784,096         2,721,886
Capmark Financial Group, Inc., 5.875%, 2012                  5/3/07          2,608,878         2,440,541
Gramercy Real Estate CDO Ltd., FRN, 5.68%, 2035              1/18/07         2,337,276         2,332,509
Nissan Motor Acceptance Corp., 5.625%, 2011              5/22/07-5/24/07     3,294,126         3,285,405
Nomura Asset Securities Corp., FRN, 9.783%, 2027             7/16/07         2,898,247         2,904,306
PPF Funding, Inc., REIT, 5.35%, 2012                     4/4/07-4/12/07      3,650,014         3,647,735
Putnam Structured Product Funding, FRN, 5.77%, 2008          9/23/03         1,169,491         1,169,491
Swedbank AB, FRN, 9%, 2049                                   4/16/07         5,997,636         5,890,938
Time Warner Cable, Inc., 5.4%, 2012                          4/4/07          2,894,635         2,856,683
Weatherford International, Inc., 5.95%, 2012                 6/14/07         7,465,414         7,583,314
ZFS Finance USA Trust IV, FRN, 5.875%, 2032                  5/3/07          2,219,334         2,198,843
-----------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                  $44,569,682      6.0%
                                                                                             ====================

The following abbreviations are used in this report and are defined:

CDO  Collateralized Debt Obligation
FRN  Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS LIMITED MATURITY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 7/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                    $ 745,220,391
                                                                                  =============
Gross unrealized appreciation                                                     $     633,161
Gross unrealized depreciation                                                       (10,422,696)
                                                                                  -------------
Net unrealized appreciation (depreciation)                                        $  (9,789,535)
                                                                                  =============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS
FUTURES CONTRACTS OUTSTANDING AT 7/31/07

                                                                                                              UNREALIZED
                                                                                     EXPIRATION              APPRECIATION
DESCRIPTION                               CONTRACTS               VALUE                 DATE                (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 5 yr (Short)              826               $ 86,537,616            Sep-07                 $ (582,462)
U.S. Treasury Note 5 yr (Short)              75                   7,740,234            Sep-07                   (170,184)
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $ (752,646)
                                                                                                              ==========

SWAP AGREEMENTS AT 7/31/07


                                                                                                             UNREALIZED
                          NOTIONAL                              CASH FLOWS           CASH FLOWS             APPRECIATION
EXPIRATION                AMOUNT          COUNTERPARTY          TO RECEIVE             TO PAY              (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
6/20/09 USD              3,310,000       Goldman Sachs             (1)           1.30% (fixed rate)           $  142,489
                                         International
6/20/09 USD              3,390,000       Goldman Sachs      1.35% (fixed rate)           (2)                    (152,068)
                                         International
                                                                                                              ----------
                                                                                                              $   (9,579)
                                                                                                              ==========

(1) Fund to receive notional amount upon a defined credit default event by GMAC, 6.875% 8/28/12
(2) Fund to pay notional amount upon a defined credit default event by Residential Capital Corp., 6.5%, 4/17/13

At July 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) MUNICIPAL LIMITED MATURITY FUND

7/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT


MFS Municipal Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/07

ISSUER                                                                                                 SHARES/PAR       VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.1%
-----------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 5.5%
-----------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Rev., "A", FSA, 5.375%, 2015                                                      $1,000,000      $  1,066,720
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL (O'Hare International Airport Rev.), "A-2", FSA, 5.25%, 2013                                1,500,000         1,577,700
-----------------------------------------------------------------------------------------------------------------------------------
Cleveland, OH, Airport Systems Rev., "A", FSA, 5.5%, 2008                                                 250,000           251,733
-----------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport, "A", AMBAC, 6%, 2013                                      1,000,000         1,099,620
-----------------------------------------------------------------------------------------------------------------------------------
Delaware River Port Authority Pennsylvania & New Jersey Refunding (Port District Project),
"A", FSA, 5.25%, 2009                                                                                     550,000           561,215
-----------------------------------------------------------------------------------------------------------------------------------
Long Beach, CA, Harbor Rev., "A", FGIC, 5%, 2015                                                        1,000,000         1,047,340
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", 5.75%, 2010                                                       175,000           183,920
-----------------------------------------------------------------------------------------------------------------------------------
Minneapolis & St. Paul, MN, Metropolitan Airport, "D", FGIC, 5.25%, 2009                                  500,000           509,505
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency (Terminal One Group Assn.), 5.5%, 2014                      1,000,000         1,068,310
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island Economic Development Corp. Airport Rev., "A", FGIC, 5%, 2012                                 750,000           780,060
-----------------------------------------------------------------------------------------------------------------------------------
Richland Lexington, SC, Columbia Metropolitan Airport Rev., "A", FSA, 5%, 2009                            200,000           203,316
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  8,349,439
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 10.4%
-----------------------------------------------------------------------------------------------------------------------------------
Broward County, FL, "B", 5%, 2008                                                                      $  500,000      $    502,560
-----------------------------------------------------------------------------------------------------------------------------------
Columbus, OH, 5.25%, 2011                                                                                 705,000           737,853
-----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts Consolidated Loan, "A", 6%, 2010 (c)                                        310,000           328,981
-----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts Consolidated Loan, "A", 5%, 2016                                          1,000,000         1,060,090
-----------------------------------------------------------------------------------------------------------------------------------
Du Page County, IL (ARS Jail Project), 5%, 2009                                                           870,000           884,781
-----------------------------------------------------------------------------------------------------------------------------------
Hawkins County, TN, AMBAC, 4.5%, 2008                                                                     425,000           427,359
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, "A", 5.25%, 2012                                                                            265,000           280,783
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, "B", 5.75%, 2011                                                                            375,000           398,314
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, "C", 5.25%, 2009                                                                            250,000           257,530
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, "G", 5.5%, 2009                                                                             780,000           807,206
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, "K", 5%, 2010 (c)                                                                           370,000           381,596
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, "N", 5%, 2013                                                                             1,030,000         1,085,538
-----------------------------------------------------------------------------------------------------------------------------------
Oakland, CA, "A", FGIC, 5%, 2010                                                                          820,000           845,125
-----------------------------------------------------------------------------------------------------------------------------------
Pawtucket, RI, "A", AMBAC, 5%, 2009                                                                     1,000,000         1,020,180
-----------------------------------------------------------------------------------------------------------------------------------
Saraland, AL, Warrants, MBIA, 4.5%, 2009                                                                  865,000           873,339
-----------------------------------------------------------------------------------------------------------------------------------
St. Clair County, IL, FGIC, 5.625%, 2012                                                                  500,000           527,415
-----------------------------------------------------------------------------------------------------------------------------------
State of California, 5%, 2011                                                                           2,250,000         2,338,297
-----------------------------------------------------------------------------------------------------------------------------------
State of Hawaii, "CY", FSA, 5.25%, 2008                                                                   500,000           503,685
-----------------------------------------------------------------------------------------------------------------------------------
State of Tennessee, "A", FGIC, 5.25%, 2008                                                                500,000           503,685
-----------------------------------------------------------------------------------------------------------------------------------
State of Washington, "B", FSA, 5%, 2008                                                                   500,000           502,560
-----------------------------------------------------------------------------------------------------------------------------------
State of Wisconsin, 5.125%, 2011                                                                          400,000           419,292
-----------------------------------------------------------------------------------------------------------------------------------
State of Wisconsin, "1", MBIA, 5%, 2017                                                                   500,000           525,950
-----------------------------------------------------------------------------------------------------------------------------------
Taylor, MI, Building Authority, AMBAC, 5.5%, 2010                                                         500,000           521,170
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 15,733,289
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Kauai County, HI, "A", FGIC, 6.25%, 2010 (c)                                                           $  375,000      $    401,100
-----------------------------------------------------------------------------------------------------------------------------------
New Orleans, LA, Certificate Indebtedness, FSA, 5.5%, 2010                                                500,000           523,915
-----------------------------------------------------------------------------------------------------------------------------------
Oak Ridge, TN, AMBAC, 5%, 2012                                                                            300,000           310,830
-----------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, "N", FSA, 5.25%, 2015                                                                   1,000,000         1,084,090
-----------------------------------------------------------------------------------------------------------------------------------
State of Mississippi, ETM, 6.2%, 2008 (c)                                                                 335,000           338,611
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,658,546
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 8.8%
-----------------------------------------------------------------------------------------------------------------------------------
Bastrop, TX, Independent School District Capital Appreciation, "N", PSF, 0%, 2020                      $1,000,000      $    542,550
-----------------------------------------------------------------------------------------------------------------------------------
Bloomington, MN, Independent School District, "B", 5.25%, 2010 (j)                                        500,000           516,735
-----------------------------------------------------------------------------------------------------------------------------------
Byron Center, MI, Public Schools, Q-SBLF, 5%, 2011                                                        600,000           622,962
-----------------------------------------------------------------------------------------------------------------------------------
Clackamas County, OR, School District, 6%, 2010 (c)                                                       315,000           333,639
-----------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, Community Consolidated School, FSA, ETM, 0%, 2008 (c)                                    500,000           475,560
-----------------------------------------------------------------------------------------------------------------------------------
Deer Park, TX, Independent School District, PSF, 0%, 2009                                               1,000,000           942,640
-----------------------------------------------------------------------------------------------------------------------------------
DeSoto, TX, Independent School District School Building, "N", PSF, 0%, 2021                             3,860,000         1,959,490
-----------------------------------------------------------------------------------------------------------------------------------
Ennis, TX, Independent School District Capital Appreciation, "N", PSF, 0%, 2021                         2,865,000         1,464,387
-----------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA, School District, FSA, 0% to 2010, 4.15% to 2014                                       710,000           618,311
-----------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA, School District, FSA, 0% to 2010, 4.35% to 2016                                       355,000           309,013
-----------------------------------------------------------------------------------------------------------------------------------
Ferndale, MI, School District, Q-SBLF, 5.5%, 2013                                                       1,115,000         1,186,338
-----------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Lottery Rev., "B", FGIC, 5.5%, 2010 (c)                                       150,000           158,432
-----------------------------------------------------------------------------------------------------------------------------------
Kansas City, Mo, School District Buildingg Corp. Leasehold Rev., FGIC, 5%, 2012                         1,450,000         1,518,832
-----------------------------------------------------------------------------------------------------------------------------------
Manistee, MI, Public Schools, FGIC, 5.15%, 2009 (c)                                                       100,000           102,320
-----------------------------------------------------------------------------------------------------------------------------------
Northside, TX, Independent School District, PSF, 5.5%, 2016                                               850,000           893,903
-----------------------------------------------------------------------------------------------------------------------------------
Norwin, PA, School District, FGIC, 6%, 2010 (c)                                                           250,000           263,198
-----------------------------------------------------------------------------------------------------------------------------------
Round Rock, TX, Independent School District, PSF, 6.5%, 2010 (c)                                          500,000           537,870
-----------------------------------------------------------------------------------------------------------------------------------
Round Rock, TX, Independent School District, PSF, 5.375%, 2012                                            570,000           607,552
-----------------------------------------------------------------------------------------------------------------------------------
Westerville, OH, City School District, MBIA, 5.5%, 2011 (c)                                               300,000           317,991
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 13,371,723
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 11.3%
-----------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), "I", 4.95%, 2026     $3,000,000      $  3,113,580
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Catholic Health Initiatives), "A", ETM, 5%, 2008 (c)           500,000           503,665
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2010                             550,000           558,432
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2011                             575,000           583,654
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Children's Memorial Hospital), "A", AMBAC,
5.75%, 2009 (c)                                                                                           250,000           261,615
-----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev. (Ascension Health), "F", ETM, 5.5%, 2008 (c)             500,000           510,835
-----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev. (Holy Cross Health Systems Corp.),
MBIA, 5.375%, 2008                                                                                      1,000,000         1,019,500
-----------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority Health Care Facilities (Genesis Medical Center), 6%, 2010                          210,000           220,072
-----------------------------------------------------------------------------------------------------------------------------------
Joplin, MO, Industrial Development Authority, Health Facilities Rev. (Freeman Health Systems),
5.5%, 2013                                                                                                700,000           734,986
-----------------------------------------------------------------------------------------------------------------------------------
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health), "A", 5.25%, 2009                             750,000           764,333
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority (Norton Healthcare), "A", ETM, 6.125%, 2010 (c)            55,000            56,682
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), "A", 6.125%, 2010        105,000           107,692
-----------------------------------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities Authority, Hospital Rev. (Martin Memorial Medical Center),
"B", 5.25%, 2008                                                                                          800,000           807,944
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center),
"F", 5%, 2009                                                                                             235,000           237,677
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Genesys Health System), "A", ETM, 5.5%, 2007 (c)                750,000           752,108
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev.
(Southwest Mississippi Regional Medical Center), 5%, 2014                                                 500,000           506,465
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Covenant Health), 5%, 2014                                   920,000           941,261
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Exeter Hospital), 4.6%, 2007                                 395,000           395,134
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority (Unity Health Center), 5%, 2013                                    875,000           903,490
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building, Hospital Financing (Lifespan Obligated Group),
5.75%, 2010                                                                                               250,000           260,275
-----------------------------------------------------------------------------------------------------------------------------------
South Miami, FL, Health Facilities Baptist Authority, Hospital Rev.
(Baptist Health South Florida Group), 5%, 2021                                                            790,000           811,954
-----------------------------------------------------------------------------------------------------------------------------------
Springfield, TN, Health & Higher Educational Facilities Hospital Rev. (Northcrest Medical Center),
5.25%, 2013                                                                                               485,000           483,768
-----------------------------------------------------------------------------------------------------------------------------------
Steubenville, OH Hospital Rev. (Trinity Hospital), ETM, 5.75%, 2010 (c)                                   220,000           232,720
-----------------------------------------------------------------------------------------------------------------------------------
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources),
5%, 2019                                                                                                  500,000           514,900
-----------------------------------------------------------------------------------------------------------------------------------
Waco, TX, Health Facilities Development Corp. (Ascension Health), "A", 5.5%, 2009                         250,000           257,980
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2012             610,000           623,817
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2013             645,000           660,674
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5%, 2007          260,000           260,078
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 17,085,291
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), "B", 3.75%, 2034                     $  735,000      $    729,973
-----------------------------------------------------------------------------------------------------------------------------------
Tarrant County Texas Cultural Educational Facilities Finance Corp., 5%, 2016                              500,000           513,795
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,243,768
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund Ltd. Rev. (Dow Chemical Co.), 4.6%, 2014                                       $  350,000      $    351,533
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority, Solid Waste Facilities Rev.
(Republic Services, Inc.), "A", 4.95%, 2012                                                            $  250,000      $    254,668
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.), 4.5%, 2013                                 1,000,000           975,370
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority (Waste Management, Inc.), "A", 5.3%, 2015                     1,000,000         1,028,160
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Solid Waste Rev. (Republic Services, Inc.), 4.25%, 2033                                            1,000,000           968,350
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,226,548
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Rev. (Anheuser Busch), 5.1%, 2012                              $  375,000      $    386,831
-----------------------------------------------------------------------------------------------------------------------------------
Fort Bend County, TX, Industrial Development (Frito Lay, Inc.), 3.5%, 2011                              1,000,000           994,710
-----------------------------------------------------------------------------------------------------------------------------------
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010                    610,000           612,617
-----------------------------------------------------------------------------------------------------------------------------------
Utah County, UT, Environmental Improvement Rev. (Marathon Oil), 5.05%, 2017                               300,000           311,076
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,305,234
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Courtland, AL, Industrial Development Board Environmental Improvement Rev.
(International Paper Co.), "A", 5%, 2013                                                               $  750,000      $    757,553
-----------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev.
(Mead Westvaco Escanaba), "B", 6.45%, 2012 (c)                                                          1,500,000         1,649,190
-----------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority, Pollution Control (International Paper Co.),
"A", 5.25%, 2010                                                                                          250,000           255,253
-----------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority, Pollution Control (International Paper Co.),
"A", 5.3%, 2012                                                                                           570,000           583,891
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,245,887
-----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
George L. Smith II, GA, World Congress Center Authority Rev. (Domed Stadium), MBIA, 6%, 2011           $1,000,000      $  1,063,030
-----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Dayton Montgomery County, OH, Port Dayton, "A", 4.75%, 2015                                            $  605,000      $    608,920
-----------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013 (n)                                          435,000           430,798
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. (Elgin School District), FSA, 0%, 2010                        500,000           454,465
-----------------------------------------------------------------------------------------------------------------------------------
Indiana Bond Bank Common School Fund, AMBAC, 5.75%, 2013                                                  535,000           552,575
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,046,758
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Multi-family Housing, "II", 4.35%, 2007                       $  140,000      $    140,017
-----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Housing Authority, "A", FSA, 5%, 2008                                                   500,000           507,995
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    648,012
-----------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Public Parking Authority Rev., "A", FGIC, 5%, 2016                                     $  690,000      $    731,897
-----------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, School Board, "N", AMBAC, 5.5%, 2009                                             $1,245,000      $  1,277,457
-----------------------------------------------------------------------------------------------------------------------------------
Spokane, WA, Public Facilities District Hotel, "A", MBIA, 5.75%, 2012                                     425,000           453,913
-----------------------------------------------------------------------------------------------------------------------------------
Wyandotte County-Kansas City, KS, Sales Tax Second Lien Area B, 4.75%, 2016                               695,000           712,340
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,443,710
-----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE - LOCAL - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee County, KS, Mortgage Backed Securities, "B-4", GNMA, 4.25%, 2023                    $1,000,000      $    998,100
-----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., Single Family Program, "A-3", 7.25%, 2010                   $   35,000      $     35,046
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., Single Family Program, "A-3", 6.3%, 2012                        45,000            46,047
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., Single Family Program, "B-3", 6.7%, 2016                        30,000            30,039
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., Single Family Program, "C-2", 8.4%, 2021                        25,000            25,530
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, "A", MBIA, 5.35%, 2010                                              230,000           232,160
-----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program),
"B", GNMA, 6.05%, 2037                                                                                    525,000           558,616
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority, Single Family Rev., Mortgage Acquisition, "F", 3.7%, 2010        385,000           379,699
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Single Family Rev., Mortgage Homeownership, GNMA, 7.6%, 2015               50,000            50,077
-----------------------------------------------------------------------------------------------------------------------------------
South Dakota Housing Development Authority, Homeownership Mortgage, "D", 4.9%, 2008                       390,000           391,954
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency (Homeownership Program), 5.65%, 2009                               1,885,000         1,939,854
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,689,022
-----------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery Rev. (Semass Systems),
"B", MBIA, 5.625%, 2012                                                                                $  400,000      $    427,364
-----------------------------------------------------------------------------------------------------------------------------------
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev., (American Ref-fuel),
"C", 5.625%, 2024                                                                                         300,000           308,868
-----------------------------------------------------------------------------------------------------------------------------------
Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5%, 2010                                                     400,000           414,724
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,150,956
-----------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commerce Rev. (Project Number 69), "A", FSA, 5.5%, 2011                  $  500,000      $    530,655
-----------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University), MBIA, 5.25%, 2011                                  1,270,000         1,338,656
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Government Development Bank, "B", 5%, 2007                                     1,000,000         1,003,190
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,872,501
-----------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 9.5%
-----------------------------------------------------------------------------------------------------------------------------------
Alabama Public School & College, "C", FSA, 4.5%, 2009                                                  $1,000,000      $  1,012,160
-----------------------------------------------------------------------------------------------------------------------------------
Allen County, IN (Jail Building Corp.), ETM, 5.75%, 2009 (c)                                              235,000           244,656
-----------------------------------------------------------------------------------------------------------------------------------
Columbia, SC, COP, Tourism Development Fee Pledge, "N", AMBAC, 5.25%, 2016                              1,000,000         1,065,960
-----------------------------------------------------------------------------------------------------------------------------------
Columbus, IN, Multi-School Building Corp., First Mortgage, FSA, 5%, 2010                                  725,000           744,872
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, COP, AMBAC, 5.25%, 2008                                                           1,500,000         1,509,060
-----------------------------------------------------------------------------------------------------------------------------------
Hamilton Heights School Building Corp. First Mortgage, "N", FSA, 5%, 2014                               1,875,000         1,984,256
-----------------------------------------------------------------------------------------------------------------------------------
Hampton, VA, Museum Rev., 5%, 2014                                                                        760,000           788,644
-----------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (School Districts Financing Program), "A", MBIA, 5.25%, 2009          1,000,000         1,031,440
-----------------------------------------------------------------------------------------------------------------------------------
New York Tobacco Settlement Financing Corp., "A-1", 5.25%, 2012                                            25,000            25,030
-----------------------------------------------------------------------------------------------------------------------------------
New York Tobacco Settlement Financing Corp., "B-1", 5.25%, 2013                                         1,000,000         1,010,590
-----------------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp. Rev., "A", 5.125%, 2015                                                  675,000           717,086
-----------------------------------------------------------------------------------------------------------------------------------
North Lawrence, IN (First Mortgage), FSA, 5%, 2008                                                        500,000           502,610
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Building Authority (Adult Correctional Building), "A", 5.75%, 2008                                   425,000           430,529
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Building Authority (Adult Correctional Building), "A", FSA, 5%, 2009                               1,290,000         1,315,671
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Building Authority (State Facilities Administration Building), "A", 5.375%, 2009 (c)               1,000,000         1,043,030
-----------------------------------------------------------------------------------------------------------------------------------
Oregon Department of Administrative Services, "A", AMBAC, 5.5%, 2008                                      500,000           506,405
-----------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Judicial Facilities (John P. Cohalan Complex), AMBAC, 5.75%, 2011                     160,000           168,162
-----------------------------------------------------------------------------------------------------------------------------------
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2012               85,000            87,586
-----------------------------------------------------------------------------------------------------------------------------------
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2013              215,000           222,177
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 14,409,924
-----------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut Higher Education Supplemental Loan Authority Rev. (Family Education Loan Program),
"A", MBIA, 4.125%, 2013                                                                                $  870,000      $    862,118
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, "E", AMBAC, 4.5%, 2009                                      85,000            85,366
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    947,484
-----------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.8%
-----------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Excise Tax, "A", FSA, 5.25%, 2008                                            $  250,000      $    253,998
-----------------------------------------------------------------------------------------------------------------------------------
Harris County-Houston, TX (Sport Capital Appreciation), "N", MBIA, 0%, 2040                               600,000           567,414
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., Cigarette Tax, 5.375%, 2015                             2,730,000         2,892,490
-----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, "A", 5%, 2013                      200,000           209,370
-----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, "A", 5%, 2014                      250,000           262,403
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,185,675
-----------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Dyer, IN, Redevelopment Authority, Economic Development Lease Rent, CIFG, 5%, 2011                     $  570,000      $    589,300
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana Citizens Property, "B", AMBAC, 5.25%, 2014                                                    1,000,000         1,070,900
-----------------------------------------------------------------------------------------------------------------------------------
Omaha, NE, Special Obligations (Riverfront Redevelopment), "A", 4.125%, 2008                              285,000           285,408
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,945,608
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia Tobacco Settlement, Asset Backed Bonds, 5.2%, 2008                                $  450,000      $    453,645
-----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A", 5%, 2008 (c)                      85,000            85,888
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Financing Corp., 4.375%, 2008 (c)                                            80,000            80,446
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Financing Corp., "1A", 4.5%, 2023                                         1,400,000         1,341,466
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6%, 2022                                           225,000           234,360
-----------------------------------------------------------------------------------------------------------------------------------
Virginia Tobacco Settlement Financing Corp., 5.25%, 2012 (c)                                              685,000           708,653
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,904,458
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Department of Transportation Rev., AMBAC, 6%, 2008                                            $  235,000      $    239,557
-----------------------------------------------------------------------------------------------------------------------------------
Du Page County, IL, Transportation Rev., FSA, 5.5%, 2011                                                1,000,000         1,052,560
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,292,117
-----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Alabama Private Colleges (Tuskegee University), "N", ASSD GTY, 5%, 2015                                $1,000,000      $  1,053,590
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Art Institute Chicago), "A", 4.3%, 2030                   500,000           500,695
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014                            150,000           152,232
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Western New England College), ETM, 4%, 2008 (c)            295,000           294,531
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational (Massachusetts Institute of Technology), "K", 5.25%, 2012              375,000           399,484
-----------------------------------------------------------------------------------------------------------------------------------
San Leanna Educational Faciliess Corp., Higher Educational Rev. (St. Edwards University), 5%, 2019        750,000           771,068
-----------------------------------------------------------------------------------------------------------------------------------
Southeast Missouri State University, System Facilities Rev., MBIA, 5.625%, 2010                           250,000           261,688
-----------------------------------------------------------------------------------------------------------------------------------
Texas Public Finance Authority Rev., Southern University Financing Systems, MBIA, 5%, 2007                500,000           501,445
-----------------------------------------------------------------------------------------------------------------------------------
University of Texas, Permanent University Fund, "A", 5%, 2009                                             580,000           593,230
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,527,963
-----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., FGIC, 5.25%, 2029                                                   $1,000,000      $  1,060,120
-----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia Rev. (Gonzaga College High School), FSA, 5%, 2012                                 $  330,000      $    337,191
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education (Derryfield School), 6.5%, 2010                                           70,000            72,022
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    409,213
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Poll (Southern California Edison Co.),
"A", XLCA, 4.1%, 2028                                                                                  $  500,000      $    502,990
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority Rev. (Virginia Electric & Power Co.), 5.25%, 2008        250,000           250,288
-----------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (El Paso Electric Co.), "A", FGIC, 4%, 2032                        695,000           689,106
-----------------------------------------------------------------------------------------------------------------------------------
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev.
(Tampa Electric Co.), 4%, 2025                                                                            500,000           500,000
-----------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017                820,000           819,295
-----------------------------------------------------------------------------------------------------------------------------------
Madison, WI, Industrial Development Rev. (Madison Gas & Electric Co.), "B", 4.875%, 2027                  420,000           431,865
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,193,544
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 8.3%
-----------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Power Supply Rev., "A", 5.5%, 2010                           $  600,000      $    626,466
-----------------------------------------------------------------------------------------------------------------------------------
Clallam County, WA, Public Utilities District, Electric Rev., FSA, 5%, 2008                               400,000           402,048
-----------------------------------------------------------------------------------------------------------------------------------
Clark County, WA, Public Utilities District 1, AMBAC, 5.25%, 2008                                       1,380,000         1,388,446
-----------------------------------------------------------------------------------------------------------------------------------
Cowlitz County, WA, Public Utilities District 1, AMBAC, ETM, 5.25%, 2008 (c)                              195,000           198,138
-----------------------------------------------------------------------------------------------------------------------------------
Cowlitz County, WA, Public Utilities District 1, Unrefunded, AMBAC, 5.25%, 2008                           305,000           309,810
-----------------------------------------------------------------------------------------------------------------------------------
Dalton, GA, Utilities Rev., FSA, 6%, 2012                                                                 500,000           543,000
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Municipal Electric Corp., AMBAC, 5%, 2008                                                        500,000           505,710
-----------------------------------------------------------------------------------------------------------------------------------
Energy Northwest, Washington, Wind Project Rev., MBIA, 5%, 2013                                           280,000           295,658
-----------------------------------------------------------------------------------------------------------------------------------
Kissimmee, FL, Utility Authority Electric, AMBAC, 5%, 2011                                                500,000           521,890
-----------------------------------------------------------------------------------------------------------------------------------
Long Island Power Authority, NY, Electric Systems Rev., "A", 5%, 2009                                   1,100,000         1,122,066
-----------------------------------------------------------------------------------------------------------------------------------
Lower Colorado River Authority, TX, Rev., "A", MBIA, ETM, 5%, 2011 (c)                                     30,000            31,224
-----------------------------------------------------------------------------------------------------------------------------------
Lower Colorado River Authority, TX, Rev., "F", FSA, 5.5%, 2008                                            600,000           607,806
-----------------------------------------------------------------------------------------------------------------------------------
Lower Colorado River Authority, TX, Rev., "N", MBIA, 5%, 2011                                             470,000           488,833
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Devens Electrical Systems), 5.125%, 2011                        135,000           135,536
-----------------------------------------------------------------------------------------------------------------------------------
Muscatine, IA, Electric Rev., "A", AMBAC, 5.5%, 2010                                                    1,000,000         1,038,080
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "A", 5.5%, 2010                                            750,000           775,065
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., "A", 5.5%, 2013                             500,000           529,165
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., MBIA, 5%, 2019                                                 870,000           934,676
-----------------------------------------------------------------------------------------------------------------------------------
Salt River, AZ, Agricultural Improvement (Salt River), "A", 5%, 2011                                      500,000           519,010
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "A", FSA, 4.5%, 2008                                             500,000           501,590
-----------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority (San Juan), "A", FSA, 5.375%, 2012                             595,000           633,205
-----------------------------------------------------------------------------------------------------------------------------------
Tacoma, WA, Electric Systems Rev., "A", FSA, 5.5%, 2011                                                   500,000           526,120
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 12,633,542
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - OTHER - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Edmond, OK, Public Works Authority, Sales Tax & Utility System Rev., AMBAC, 4.5%, 2008                 $  500,000      $    503,490
-----------------------------------------------------------------------------------------------------------------------------------
SA Energy Acquisition Public Facilities Corp., (Texas Gas Supply), 5%, 2012                             1,500,000         1,541,985
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,045,475
-----------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 9.5%
-----------------------------------------------------------------------------------------------------------------------------------
Allentown, PA, Water Rev., Guaranteed, AMBAC, 5%, 2011                                                 $  925,000      $    967,300
-----------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Waste Rev., "A", FGIC, 5.5%, 2014                                                  1,235,000         1,335,900
-----------------------------------------------------------------------------------------------------------------------------------
Fond Du Lac, Ws, Water works Rev., "B ", 4.5%, 2010                                                     1,500,000         1,518,705
-----------------------------------------------------------------------------------------------------------------------------------
Harrison County, MS, Wastewater Treatment Facilities, "A", FGIC, ETM, 5.5%, 2011 (c)                      400,000           422,056
-----------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Utilities Systems Rev., MBIA, 5.25%, 2014                                                  1,485,000         1,596,969
-----------------------------------------------------------------------------------------------------------------------------------
Houston, Tx, Utility System Rev., "A ", FSA, 5%, 2012                                                   1,500,000         1,578,015
-----------------------------------------------------------------------------------------------------------------------------------
Kansas, Development Finance Authority Rev., Water Pollution Control Revolving Fund, 5%, 2008              500,000           504,700
-----------------------------------------------------------------------------------------------------------------------------------
King County, WA, Sewer Rev., FGIC, 5.25%, 2012                                                            750,000           790,950
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligation, "N", AMBAC, 5%, 2015                                   1,000,000         1,067,140
-----------------------------------------------------------------------------------------------------------------------------------
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), FSA, 5%, 2013                   540,000           570,380
-----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Water & Wastewater, FSA, 5.625%, 2008                                                   595,000           604,597
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ, Civic Improvement Corp., Wastewater Systems Rev., FGIC, 5.25%, 2009                          255,000           261,982
-----------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Water Systems Rev., "B", 5%, 2008                                                            475,000           480,125
-----------------------------------------------------------------------------------------------------------------------------------
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013                                                        690,000           733,988
-----------------------------------------------------------------------------------------------------------------------------------
Truckee Meadows, NV, Water Authority, "A", FSA, 5.5%, 2011                                              1,000,000         1,059,340
-----------------------------------------------------------------------------------------------------------------------------------
Utah Water Finance Agency Rev., "A", AMBAC, 5%, 2012                                                      500,000           525,460
-----------------------------------------------------------------------------------------------------------------------------------
Wilsonville, OR, Water Systems Rev., MBIA, 5%, 2010                                                       300,000           309,876
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 14,327,483
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                                $147,097,850
-----------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial Hospital),
3.7%, due 8/01/07                                                                                      $  100,000      $    100,000
-----------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, "D ", 3.64%, due 8/02/07                                  2,900,000         2,900,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                     $  3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                                 $150,097,850
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.9%                                                                                     1,438,348
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                  $151,536,198
-----------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(j) Crossover refunded bond.
(k) As of July 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $147,097,850 and 98.0% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $430,798 representing 0.3% of net assets.

The following abbreviations are used in this report and are defined:

COP       Certificate of Participation
ETM       Escrowed to Maturity
LIBOR     London Interbank Offered Rate

Insurers
-------------------------------------------------------------------------------
AMBAC     AMBAC Indemnity Corp.
ASSD GTY  Assured Guaranty Insurance Co.
CIFG      CDC IXIS Financial Guaranty
FGIC      Financial Guaranty Insurance Co.
FSA       Financial Security Assurance Inc.
GNMA      Government National Mortgage Assn.
MBIA      MBIA Insurance Corp.
PSF       Permanent School Fund
Q-SBLF    Qualified School Board Loan Fund
XLCA      XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL LIMITED MATURITY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 7/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund , as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $149,352,807
                                                                  ============
Gross unrealized appreciation                                     $  1,245,222
Gross unrealized depreciation                                         (500,179)
                                                                  ------------
Net unrealized appreciation (depreciation)                        $    745,043
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 7/31/07

                                                                                     UNREALIZED
                 NOTIONAL                      CASH FLOWS          CASH FLOWS        APPRECIATION
EXPIRATION        AMOUNT     COUNTERPARTY      TO RECEIVE            TO PAY          (DEPRECIATION)
---------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
11/01/17  USD   3,500,000    Citibank        3-Month LIBOR    5.558% (fixed rate)        $    -
                                                                                         ------

At July 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts. 9

MFS(R) Research Bond Fund

7/31/07
Quarterly portfolio holdings

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

MFS Research Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/07

ISSUER                                                                                                 SHARES/PAR       VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
BONDS - 96.8%
-----------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2010                                                                 $   256,003    $      244,473
-----------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 14.2%
-----------------------------------------------------------------------------------------------------------------------------------
Accredited Mortgage Loan Trust, FRN, 5.53%, 2035                                                      $   272,943    $      272,969
-----------------------------------------------------------------------------------------------------------------------------------
Anthracite CDO III Ltd., 6.077%, 2039 (z)                                                               5,000,000         4,845,921
-----------------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., 6.1%, 2045 (z)                                                                        4,149,000         4,062,779
-----------------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., "G", 6.1%, 2045 (n)                                                                   2,354,000         2,014,509
-----------------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., "H", 6.1%, 2045 (n)                                                                   1,200,897           972,164
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., "A4", FRN, 5.181%, 2047                                      1,400,000         1,347,044
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., "AM", FRN, 5.181%, 2047                                      4,770,000         4,569,385
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                            3,581,684         3,370,300
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 5.775%, 2045                                            6,220,000         6,180,573
-----------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, 0.775%, 2035 (i)(z)                                                    42,163,724         3,405,623
-----------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 5.63%, 2035 (n)                                                    1,307,990         1,297,007
-----------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (i)(z)                                                29,159,600         2,565,143
-----------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 5.59%, 2036 (z)                                                      958,064           951,898
-----------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 0.879%, 2036 (i)(z)                                               28,197,337         2,532,905
-----------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 1.17%, 2036 (i)(z)                                                45,242,314         5,505,990
-----------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 1.14%, 2036 (i)(z)                                                21,657,520         2,995,235
-----------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 1.211%, 2037 (i)(z)                                               45,242,065         5,822,654
-----------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Mortgage Pass-Through Trust, 0.84%, 2013 (i)(z)                                     18,991,445         1,540,206
-----------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035                                                  4,113,000         4,089,223
-----------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036                                                  1,500,000         1,491,525
-----------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                                  3,951,000         3,921,243
-----------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                                   4,984,717         4,984,703
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., 4.945%, 2041                                         1,500,000         1,464,024
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                                    3,481,329         3,335,919
-----------------------------------------------------------------------------------------------------------------------------------
Brascan Real Estate, FRN, 6.96%, 2040 (z)                                                                 418,000           410,016
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                                                             1,607,403         1,602,921
-----------------------------------------------------------------------------------------------------------------------------------
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)                                                          4,660,000         4,518,744
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust, 5.462%, 2049                                                       8,510,000         8,182,002
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                                         7,300,000         7,131,323
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, "B", FRN, 5.447%, 2049                               5,922,000         5,539,646
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044                                    5,890,000         5,782,738
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044                                      400,000           384,133
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, 0.878%, 2032 (i)(n)                                                    4,708,773           164,306
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Pass-Through Certificates, FRN, 5.51%, 2017 (n)                                     1,500,000         1,499,830
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Pass-Through Certificates, FRN, 5.794%, 2046                                        6,900,000         6,869,681
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 5.43%, 2036                                                 1,107,000         1,101,627
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046                                                3,720,000         3,706,608
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                                  290,988           289,391
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                                   6,345,305         6,115,888
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039                                                7,330,000         6,987,427
-----------------------------------------------------------------------------------------------------------------------------------
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035                                    5,918,274         5,882,979
-----------------------------------------------------------------------------------------------------------------------------------
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.731%, 2037                                    2,300,000         2,285,817
-----------------------------------------------------------------------------------------------------------------------------------
Credit-Based Asset Servicing & Securitization Trust, 5.737%, 2037                                       1,920,000         1,910,882
-----------------------------------------------------------------------------------------------------------------------------------
Crest G-Star CDO, 6.95%, 2032 (z)                                                                       6,526,000         6,683,723
-----------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                                        615,195           615,318
-----------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC, 3.625%, 2008                                                                            1,250,000         1,225,590
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                                   513,448           513,044
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031                                              1,635,000         1,738,408
-----------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.95%, 2010                                                              1,000,000         1,063,707
-----------------------------------------------------------------------------------------------------------------------------------
E*TRADE RV & Marine Trust, 3.62%, 2018                                                                  1,906,000         1,859,506
-----------------------------------------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.11%, 2021 (i)(n)                                                            542,984            52,458
-----------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                                               655,104           661,379
-----------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.777%, 2025 (i)(z)                                                     8,955,427         1,163,310
-----------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage, 0.937%, 2043 (i)(n)                                     30,111,553           837,164
-----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 0.497%, 2035 (i)                                          21,867,685           294,457
-----------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., 6.269%, 2035                                                      2,042,000         2,097,720
-----------------------------------------------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036                                                       3,720,000         3,715,243
-----------------------------------------------------------------------------------------------------------------------------------
Gramercy Real Estate CDO Ltd., FRN, 5.68%, 2035 (z)                                                     1,260,000         1,257,467
-----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., 4.569%, 2042                                                5,335,000         5,129,085
-----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                           5,908,072         5,780,305
-----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                                           3,357,664         3,226,207
-----------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                                 349,806           349,325
-----------------------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, FRN, 5.69%, 2034                                                                         460,400           460,537
-----------------------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, FRN, 5.78%, 2034                                                                         230,200           230,299
-----------------------------------------------------------------------------------------------------------------------------------
IMPAC Secured Assets Corp., FRN, 5.67%, 2036                                                            1,325,045         1,327,661
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045                                        9,725,939         9,370,894
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046                                       2,195,695         2,124,362
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.211%, 2041                                  4,431,054         4,320,612
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.345%, 2042 (n)                              4,130,000         3,751,685
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042                                  6,793,056         6,394,078
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.364%, 2043                                  7,496,832         7,214,848
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                                  6,330,000         6,296,761
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.221%, 2044                                  8,685,000         8,351,572
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                                  6,001,863         5,703,466
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.48%, 2047                                   6,606,000         6,185,089
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036                                                  2,100,000         2,082,576
-----------------------------------------------------------------------------------------------------------------------------------
KKR Financial CLO Ltd., "C", FRN, 6.82%, 2021 (n)                                                       7,023,814         6,883,338
-----------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, 5.413%, 2045                                                          2,839,532         2,724,022
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2030                                            512,228           511,719
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 0.488%, 2035 (i)                                    33,242,863           367,513
-----------------------------------------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                                                    2,058,895         2,026,054
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., FRN, 6.758%, 2030                                                 170,000           170,057
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037                                                3,976,000         3,957,600
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust, FRN, 5.107%, 2038                                                         8,685,000         8,235,098
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust, FRN, 5.659%, 2039                                                         7,423,000         7,315,493
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust, FRN, 5.659%, 2039                                                         2,367,000         2,366,909
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                                  8,600,000         8,129,250
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.862%, 2031 (i)(n)                                                    22,547,770           284,670
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 7.236%, 2030                                                         630,000           633,272
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.643%, 2031 (i)                                                       11,797,631            41,070
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                      1,220,038         1,229,067
-----------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 0.459%, 2030 (i)                                                             6,874,796            71,631
-----------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.476%, 2030                                                                   340,417           341,428
-----------------------------------------------------------------------------------------------------------------------------------
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                                                   5,000,000         4,941,374
-----------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                                        1,468,950         1,455,629
-----------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, FRN, 5.611%, 2037                                                       1,280,000         1,272,725
-----------------------------------------------------------------------------------------------------------------------------------
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036                                         2,588,328         2,583,994
-----------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                                               3,089,961         3,052,579
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XIX Ltd., CDO, FRN, 5.71%, 2035 (z)                                           7,800,000         7,788,300
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing Corp., FRN, 6.912%, 2013 (z)                                    1,838,000         1,918,168
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Structured Product Funding, CDO, FRN, 5.77%, 2008 (z)                                              190,678           190,678
-----------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034                                            4,827,000         4,724,210
-----------------------------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                                         8,795,000         8,461,057
-----------------------------------------------------------------------------------------------------------------------------------
RMAC PLC, FRN, 5.56%, 2036 (n)                                                                            131,366           131,382
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities, Inc., FRN, 7.084%, 2032 (z)                                       3,262,500         3,462,585
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 4.67%, 2035                                                     5,085,366         5,038,383
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 5.56%, 2035                                                     4,318,451         4,278,547
-----------------------------------------------------------------------------------------------------------------------------------
Superannuation Members Home Loans Global Trust, FRN, 5.58%, 2029                                          821,931           822,849
-----------------------------------------------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust, FRN, 5.66%, 2043                                                     110,140           110,218
-----------------------------------------------------------------------------------------------------------------------------------
Timberstar Trust, 5.668%, 2036 (z)                                                                      1,100,000         1,050,758
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                                   5,250,000         4,957,870
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048                                                   1,900,000         1,873,717
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                              4,700,000         4,427,928
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                              7,164,804         6,827,271
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                              5,516,878         5,263,743
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.21%, 2044                                               4,999,000         4,796,504
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.316%, 2044                                              6,200,000         5,976,361
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.962%, 2045                                              5,820,000         5,843,818
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.438%, 2048                                              4,971,000         4,642,915
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  387,164,511
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holdings, FRN, 5.886%, 2008                                             $ 1,200,000    $    1,205,711
-----------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Services North America LLC, 4.75%, 2008                                                   750,000           746,781
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                                                       1,906,000         1,830,345
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2009                                                                     2,860,000         2,761,090
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.7%, 2010                                                                       2,787,000         2,597,080
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75%, 2010                                                                      3,650,000         3,685,989
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 7.2%, 2011                                                                          293,000           263,700
-----------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 5.5%, 2016                                                                      5,262,000         5,079,267
-----------------------------------------------------------------------------------------------------------------------------------
Nissan Motor Acceptance Corp., 5.625%, 2011 (z)                                                         1,925,000         1,922,896
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   20,092,859
-----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                            $ 4,706,000    $    4,588,350
-----------------------------------------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                                                                 8,263,000         8,488,456
-----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.625%, 2008                                                        1,030,000         1,018,306
-----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 7.65%, 2010                                                         5,970,000         5,953,618
-----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25%, 2011                                                         5,420,000         4,951,880
-----------------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                      5,965,000         5,979,913
-----------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                                         120,000           138,267
-----------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 4.75%, 2010                                                                         1,000,000           982,111
-----------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.15%, 2037                                                                         7,000,000         6,353,858
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   38,454,759
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., 5.85%, 2010                                                                  $14,020,000    $   13,976,931
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5%, 2011                                                                       870,000           854,095
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                                   1,650,000         1,640,682
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.625%, 2017                                                                11,118,000        10,535,005
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO PLC, 4.5%, 2009                                                                                 8,926,000         8,759,316
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO PLC, 5.625%, 2012                                                                               5,090,000         5,038,550
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers E-Capital Trust I, FRN, 6.14%, 2065                                                     1,098,000         1,108,287
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.5%, 2017                                                              6,860,000         6,737,426
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.05%, 2016                                                                 12,739,000        12,567,291
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 5.75%, 2016                                                                            12,001,000        11,707,408
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   72,924,991
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                            $ 1,072,000    $    1,079,177
-----------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                                                              5,745,000         6,022,960
-----------------------------------------------------------------------------------------------------------------------------------
CRH America, Inc., 6.95%, 2012                                                                          1,250,000         1,294,615
-----------------------------------------------------------------------------------------------------------------------------------
Hanson PLC, 7.875%, 2010                                                                                2,000,000         2,138,672
-----------------------------------------------------------------------------------------------------------------------------------
Owens Corning, Inc., 6.5%, 2016                                                                         2,000,000         1,999,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   12,534,424
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 5.5%, 2012                                                                               $ 1,700,000    $    1,671,710
-----------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 6.4%, 2016                                                                                 6,345,000         6,293,174
-----------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 6.75%, 2017                                                                                2,280,000         2,316,033
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   10,280,917
-----------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Cable Communications LLC, 6.75%, 2011                                                         $     4,000    $        4,141
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.45%, 2010                                                                                300,000           298,888
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.85%, 2015                                                                              1,000,000           975,337
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 6.45%, 2037                                                                              7,213,000         6,860,645
-----------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2010                                                                  1,900,000         1,855,930
-----------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.125%, 2012                                                                  8,510,000         8,880,687
-----------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                                                    600,000           556,670
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                          7,406,000         7,137,636
-----------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                                    1,679,000         1,931,327
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc., 5.4%, 2012 (z)                                                                 1,000,000           985,063
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc., 5.85%, 2017 (z)                                                                8,550,000         8,245,509
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 7.25%, 2008                                                             750,000           764,348
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375%, 2033                                                          5,077,000         5,875,511
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   44,371,692
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                                         $   775,000    $      778,393
-----------------------------------------------------------------------------------------------------------------------------------
Yara International A.S.A., 5.25%, 2014 (n)                                                              2,700,000         2,553,895
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    3,332,288
-----------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                                          $   525,000    $      554,591
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                                                    $11,534,000    $   11,418,591
-----------------------------------------------------------------------------------------------------------------------------------
Western Union Co., 5.4%, 2011                                                                          12,830,000        12,636,370
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   24,054,961
-----------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (n)                                                           $ 5,961,000    $    5,864,533
-----------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011 (n)                                                              7,260,000         7,515,683
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   13,380,216
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Majapahit Holding B.V., 7.25%, 2017 (n)                                                               $ 7,836,000    $    7,267,890
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 5.475%, 2012                                                                   $ 7,208,250    $    6,568,157
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp., 5.95%, 2016                                                                 $ 6,770,000    $    6,652,920
-----------------------------------------------------------------------------------------------------------------------------------
Apache Corp., 7.375%, 2047                                                                                 37,000            40,851
-----------------------------------------------------------------------------------------------------------------------------------
EnCana Corp., 4.6%, 2009                                                                                1,290,000         1,271,227
-----------------------------------------------------------------------------------------------------------------------------------
Nexen, Inc., 5.65%, 2017                                                                                2,000,000         1,925,100
-----------------------------------------------------------------------------------------------------------------------------------
Nexen, Inc., 6.4%, 2037                                                                                11,323,000        10,933,806
-----------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                                          843,000           841,116
-----------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                         5,066,000         5,360,385
-----------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 5.65%, 2016                                                                           5,450,000         5,314,938
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   32,340,343
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                                   $ 4,222,000    $    4,237,833
-----------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016                                                                         3,042,000         3,053,408
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    7,291,241
-----------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 5.5%, 2011                                                                         $ 3,000,000    $    2,980,338
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 6.875%, 2012                                                                           100,000           104,383
-----------------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                            399,000           445,670
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    3,530,391
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 3.6%
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                                         $   100,000    $       98,308
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Co., 6.15%, 2016                                                                  6,640,000         6,450,348
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., 5.7%, 2011                                                                 1,790,000         1,778,952
-----------------------------------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875%, 2012 (z)                                                        13,440,000        12,567,381
-----------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                              1,360,000         1,170,417
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 6.25%, 2016                                                               13,140,000        12,355,595
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 4.125%, 2009                                                              1,700,000         1,637,185
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.375%, 2016                                                            6,105,000         5,942,882
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625%, 2009                                                           1,650,000         1,572,894
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                           10,188,000         9,156,638
-----------------------------------------------------------------------------------------------------------------------------------
Household Finance Corp., 7%, 2012                                                                         170,000           178,552
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 6.75%, 2011                                                                            20,000            20,813
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.5%, 2016                                                                         12,782,000        12,155,171
-----------------------------------------------------------------------------------------------------------------------------------
ILFC E-Capital Trust I, FRN, 5.9%, 2065 (n)                                                            14,000,000        13,829,746
-----------------------------------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5%, 2010                                                               868,000           857,301
-----------------------------------------------------------------------------------------------------------------------------------
ORIX Corp., 5.48%, 2011                                                                                12,180,000        12,118,187
-----------------------------------------------------------------------------------------------------------------------------------
Residential Capital LLC, 6.875%, 2015                                                                   6,840,000         6,056,109
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   97,946,479
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Brown-Forman Corp., 5.2%, 2012                                                                        $ 2,240,000    $    2,212,529
-----------------------------------------------------------------------------------------------------------------------------------
Diageo Capital PLC, 5.5%, 2016                                                                         10,060,000         9,786,700
-----------------------------------------------------------------------------------------------------------------------------------
Diageo Finance B.V., 5.5%, 2013                                                                         3,000,000         2,982,957
-----------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4%, 2008                                                                               850,000           834,700
-----------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                                                          3,464,000         3,525,566
-----------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 4.25%, 2008 (n)                                                                     1,410,000         1,390,127
-----------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013 (n)                                                                     11,231,000        11,149,575
-----------------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 6.85%, 2016                                                                          6,330,000         6,422,374
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   38,304,528
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
CVS Caremark Corp., 5.75%, 2011                                                                       $   840,000    $      842,671
-----------------------------------------------------------------------------------------------------------------------------------
CVS Caremark Corp., 6.125%, 2016                                                                        5,920,000         5,853,288
-----------------------------------------------------------------------------------------------------------------------------------
CVS Caremark Corp., 5.75%, 2017                                                                         9,970,000         9,543,404
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   16,239,363
-----------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%, 2012                                                                       $ 1,845,000    $    1,888,948
-----------------------------------------------------------------------------------------------------------------------------------
Stora Enso Oyj, 6.404%, 2016 (n)                                                                        2,500,000         2,496,403
-----------------------------------------------------------------------------------------------------------------------------------
Stora Enso Oyj, 7.25%, 2036 (n)                                                                         7,059,000         6,952,381
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   11,337,732
-----------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007                                                                           $   500,000    $      497,455
-----------------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., 6.375%, 2017                                                              8,530,000         8,526,426
-----------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                                                                3,000             3,030
-----------------------------------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp., 6%, 2016                                                                       9,595,000         9,089,065
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   18,115,976
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.5%, 2011                                                                           $ 8,652,000    $    8,851,221
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 6.25%, 2037                                                       $ 7,830,000    $    7,212,667
-----------------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XVIII, 3.85%, 2007 (n)                                                            1,000,000           995,123
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 4.7%, 2007                                                       150,000           149,895
-----------------------------------------------------------------------------------------------------------------------------------
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                             7,970,000         7,664,303
-----------------------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 3.5%, 2009 (n)                                                          1,250,000         1,215,554
-----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.375%, 2012                                                                               300,000           298,625
-----------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp., 6.85%, 2015 (n)                                                                    7,368,000         7,471,852
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   25,008,019
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                                               $ 7,380,000    $    7,218,260
-----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp., 6.375% to 2017, FRN to 2037                                                                7,780,000         7,491,751
-----------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                                  8,759,000         8,570,287
-----------------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.2%, 2008                                                                                  930,000           925,182
-----------------------------------------------------------------------------------------------------------------------------------
ZFS Finance USA Trust IV, FRN, 5.875%, 2032 (z)                                                         1,480,000         1,465,896
-----------------------------------------------------------------------------------------------------------------------------------
ZFS Finance USA Trust V, FRN, 6.5%, 2037 (z)                                                           10,570,000         9,898,414
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   35,569,790
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Eksportfinans A.S.A., 5.125%, 2011                                                                    $ 2,600,000    $    2,598,128
-----------------------------------------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                                                                  265,000           275,100
-----------------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 4.625%, 2008                                                                          2,391,000         2,373,271
-----------------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 5.25%, 2009                                                                           4,900,000         4,920,644
-----------------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 4.875%, 2009                                                                          1,900,000         1,895,811
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   12,062,954
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                                                        $ 2,000,000    $    1,935,616
-----------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 3.6%
-----------------------------------------------------------------------------------------------------------------------------------
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2043                                                     $12,920,000    $   12,278,509
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55% to 2011, FRN to 2049(n)                                                        1,170,000         1,295,284
-----------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 5.186% to 2015, FRN to 2049(n)                                                             7,365,000         6,892,867
-----------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 7.195% to 2037, FRN to 2049(z)                                                             6,500,000         6,207,858
-----------------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049(n)                                               4,150,000         4,446,924
-----------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049(n)                                                 5,078,000         5,071,150
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.125%, 2014                                                                      6,432,000         6,126,814
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank N.A., 5.875%, 2016                                                                  4,250,000         4,256,906
-----------------------------------------------------------------------------------------------------------------------------------
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                               10,546,000        10,109,048
-----------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049(n)                                                     3,640,000         3,726,570
-----------------------------------------------------------------------------------------------------------------------------------
National Westminster Bank PLC, 7.75% to 2007, FRN to 2049                                                 550,000           551,696
-----------------------------------------------------------------------------------------------------------------------------------
PNC Funding Corp., 5.625%, 2017                                                                         6,370,000         6,214,648
-----------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 3.875%, 2008                                                                 750,000           733,934
-----------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.7%, 2009                                                                 1,200,000         1,182,560
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC, 9.118%, 2049                                                          3,170,000         3,445,413
-----------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049(n)                                                   4,193,000         4,207,336
-----------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049(n)                                      2,483,000         2,744,336
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank, NA, 5.6%, 2016                                                                           6,426,000         6,271,384
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                                   9,282,000         9,103,359
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 7.8%, 2010                                                                                250,000           267,619
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                                                            2,393,000         2,518,924
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.3%, 2008                                                                                700,000           704,857
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank NA, 6.45%, 2011                                                                          200,000           207,056
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   98,565,052
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc., FRN, 5.63%, 2009 (n)                                                           $ 1,600,000    $    1,601,243
-----------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 8.875%, 2015 (n)                                                        8,665,000         8,415,881
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 6.125%, 2015                                                     8,730,000         8,479,379
-----------------------------------------------------------------------------------------------------------------------------------
Hospira, Inc., 5.55%, 2012                                                                              5,690,000         5,694,097
-----------------------------------------------------------------------------------------------------------------------------------
Hospira, Inc., 6.05%, 2017                                                                              3,900,000         3,838,099
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp., 5.7%, 2017                                                                              6,220,000         5,954,306
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   33,983,005
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                                                           $10,352,000    $   10,207,786
-----------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                                      6,965,000         6,164,025
-----------------------------------------------------------------------------------------------------------------------------------
Vale Overseas Ltd., 6.25%, 2017                                                                         7,015,000         6,943,868
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   23,315,679
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 13.2%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.022%, 2010                                                                              $ 3,500,000    $    3,582,393
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.506%, 2011                                                                                2,235,389         2,187,171
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.55%, 2011                                                                                 2,344,475         2,289,591
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.79%, 2012                                                                                 2,966,537         2,889,190
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.86%, 2012 - 2014                                                                          3,732,695         3,647,126
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.12%, 2012                                                                                 1,943,021         1,939,680
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.51%, 2013                                                                                 1,105,965         1,068,689
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.543%, 2013                                                                                2,424,207         2,342,922
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.845%, 2013                                                                                2,710,070         2,651,574
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.369%, 2013                                                                                1,161,347         1,164,738
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2014 - 2015                                                                          4,554,341         4,366,302
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.666%, 2014                                                                                2,183,375         2,110,268
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.77%, 2014                                                                                 1,860,136         1,804,014
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.839%, 2014                                                                                4,905,039         4,777,662
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.05%, 2014                                                                                 1,267,903         1,246,986
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.412%, 2014                                                                                2,691,637         2,718,962
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.53%, 2015                                                                                 1,222,792         1,161,316
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.6%, 2015                                                                                  1,977,351         1,886,011
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.665%, 2015                                                                                1,244,278         1,194,320
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.78%, 2015                                                                                 2,723,355         2,626,017
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.815%, 2015                                                                                1,848,000         1,788,981
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.82%, 2015                                                                                 1,559,226         1,506,313
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.85%, 2015                                                                                 1,516,120         1,471,253
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.87%, 2015                                                                                 1,278,262         1,240,990
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.89%, 2015                                                                                   395,932           383,936
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                                5,436,493         5,305,177
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.94%, 2015                                                                                 2,591,000         2,521,529
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.98%, 2015                                                                                 1,668,221         1,627,157
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2016 - 2025                                                                            11,623,669        11,397,456
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.09%, 2016                                                                                 2,941,026         2,887,091
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.395%, 2016                                                                                2,538,177         2,535,771
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.423%, 2016                                                                                3,109,827         3,127,632
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2016 - 2037                                                                         136,095,121       132,280,090
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.93%, 2016                                                                                 1,356,610         1,410,223
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.996%, 2017                                                                                4,930,605         4,839,439
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.28%, 2017                                                                                 2,707,000         2,682,149
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.32%, 2017                                                                                   808,294           805,219
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.54%, 2017                                                                                 1,520,000         1,532,524
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.88%, 2020                                                                                 1,005,538           979,617
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2033                                                                           1,245,998         1,269,375
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2034 - 2037                                                                            22,061,832        21,871,977
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2017 - 2036                                                                         39,217,649        38,221,462
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2028                                                                           37,582,553        37,149,138
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3%, 2021                                                                                     416,576           413,677
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4%, 2023 - 2024                                                                            4,808,653         4,725,660
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2033 - 2036                                                                           20,086,798        19,990,174
-----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2034 - 2036                                                                             7,632,491         7,618,336
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  359,237,278
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Texas Transportation Commission Mobility Fund, 5%, 2037                                               $26,160,000    $   26,987,702
-----------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                      $11,526,000    $   12,592,847
-----------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.75%, 2011                                                                   2,100,000         2,233,753
-----------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 5.95%, 2017                                                                   3,280,000         3,216,279
-----------------------------------------------------------------------------------------------------------------------------------
Duke Capital LLC, 6.25%, 2013                                                                           1,000,000         1,012,321
-----------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 4.95%, 2010                                                            1,700,000         1,674,978
-----------------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.375%, 2017 (n)                                                                 6,995,000         6,610,275
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.35%, 2007                                                             120,000           119,979
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                             110,000           113,855
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6%, 2017                                                              7,502,000         7,327,293
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                           1,797,000         1,958,405
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.8%, 2035                                                            3,385,000         2,950,356
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Finance, 5.35%, 2011                                                                      1,596,000         1,537,941
-----------------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                             6,584,000         6,444,946
-----------------------------------------------------------------------------------------------------------------------------------
Spectra Energy Capital LLC, 8%, 2019                                                                    7,965,000         8,806,375
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   56,599,603
-----------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc., 5.1%, 2014                                                                                $ 2,000,000    $    1,894,176
-----------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                                                            8,540,000         8,511,289
-----------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc., 8.375%, 2010                                                                            470,000           506,297
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 5.25%, 2013                                                  821,000           791,501
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 5.75%, 2016                                                6,632,000         6,423,782
-----------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A., 7.75%, 2011                                                                          300,000           322,116
-----------------------------------------------------------------------------------------------------------------------------------
GTE Corp., 7.51%, 2009                                                                                    600,000           619,187
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4%, 2010                                                                        1,000,000           963,904
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4.875%, 2010                                                                    1,023,000         1,000,379
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6.2%, 2011                                                                      9,689,000         9,772,306
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                                                     1,500,000         1,426,320
-----------------------------------------------------------------------------------------------------------------------------------
Telefonica Emisiones S.A.U., 7.045%, 2036                                                               9,230,000         9,400,284
-----------------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011                                                                                  14,497,000        15,523,707
-----------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                                   11,980,000        12,497,177
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   69,652,425
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Weatherford International, Inc., 6.35%, 2017 (z)                                                      $ 4,640,000    $    4,735,013
-----------------------------------------------------------------------------------------------------------------------------------
OILS - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                              $ 6,690,000    $    6,905,625
-----------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN, 7.26%, 2011 (n)                                     $ 8,118,000    $    8,118,000
-----------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014(n)                                          5,619,000         5,633,048
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                               9,520,000         9,043,181
-----------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp, 5.45%, 2017                                                                        9,670,000         9,346,345
-----------------------------------------------------------------------------------------------------------------------------------
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049(n)                                        6,640,000         6,548,634
-----------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014 (n)                                                           1,017,000         1,002,530
-----------------------------------------------------------------------------------------------------------------------------------
Nordea Bank AB, 5.424% to 2015, FRN to 2049(n)                                                          1,978,000         1,853,433
-----------------------------------------------------------------------------------------------------------------------------------
Resona Bank Ltd., 5.85% to 2016, FRN to 2049(n)                                                         6,801,000         6,457,053
-----------------------------------------------------------------------------------------------------------------------------------
Swedbank AB, FRN, 9%, 2049 (z)                                                                          3,120,000         3,360,096
-----------------------------------------------------------------------------------------------------------------------------------
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                             11,710,000        11,803,352
-----------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                                        980,000         1,018,910
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   64,184,582
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc., 5.75%, 2016                                                                           $ 2,000,000    $    1,997,124
-----------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                      $ 5,075,000    $    5,328,750
-----------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8%, 2016                                                                                  7,130,000         6,755,675
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   12,084,425
-----------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                                        $ 5,229,000    $    5,516,595
-----------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7.25%, 2008                                                                        1,580,000         1,611,628
-----------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                                                       1,000,000         1,020,540
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    8,148,763
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., REIT, 5%, 2015                                                               $ 3,697,000    $    3,514,642
-----------------------------------------------------------------------------------------------------------------------------------
ERP Operating LP, 5.75%, 2017                                                                          13,700,000        13,279,328
-----------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, 6.25%, 2016                                                                9,473,000         9,535,105
-----------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 6%, 2012                                                                      2,846,000         2,880,087
-----------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 5.783%, 2016                                                                  7,659,000         7,535,284
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Property Ltd. Partnership, REIT, 5.5%, 2016                                                     8,840,000         8,598,376
-----------------------------------------------------------------------------------------------------------------------------------
PPF Funding, Inc., REIT, 5.35%, 2012 (z)                                                                2,080,000         2,073,030
-----------------------------------------------------------------------------------------------------------------------------------
ProLogis, REIT, 5.5%, 2012                                                                              1,980,000         1,971,225
-----------------------------------------------------------------------------------------------------------------------------------
ProLogis, REIT, 5.75%, 2016                                                                             8,794,000         8,686,880
-----------------------------------------------------------------------------------------------------------------------------------
ProLogis, REIT, 5.625%, 2016                                                                            3,050,000         2,972,399
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 6.375%, 2007                                                               125,000           125,173
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 7.125%, 2009                                                             1,100,000         1,123,378
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 4.6%, 2010                                                               4,488,000         4,379,045
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 5.75%, 2015                                                              1,506,000         1,485,332
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 6.1%, 2016                                                               5,269,000         5,321,695
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 5.875%, 2017                                                             2,870,000         2,843,986
-----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, REIT, 4.5%, 2009                                                                  1,000,000           981,820
-----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, REIT, 4.75%, 2010                                                                   798,000           776,981
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   78,083,766
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                                       $ 7,055,000    $    7,816,361
-----------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Retail Holdings, Inc., 5.35%, 2012                                                          $ 4,540,000    $    4,508,610
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc., 5.875%, 2036                                                                          8,000,000         6,946,024
-----------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Corp., Inc., 8%, 2010                                                                       2,300,000         2,430,638
-----------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                                       1,196,000         1,099,681
-----------------------------------------------------------------------------------------------------------------------------------
Macy's, Inc., 6.625%, 2011                                                                              4,924,000         4,948,458
-----------------------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 5.95%, 2008                                                                  1,406,000         1,403,642
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   21,337,053
-----------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                                                $   815,000    $      815,564
-----------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.5%, 2008                                                                               1,620,000         1,639,939
-----------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                                                              2,687,000         2,656,838
-----------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.5%, 2011                                                                               6,860,000         7,053,143
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   12,165,484
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                              $ 8,675,000    $    8,046,063
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 7.625%, 2011                                                                      2,000,000         2,102,802
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Airtouch PLC, 7.75%, 2010                                                                      1,000,000         1,050,192
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, 5.375%, 2015                                                                        1,510,000         1,441,099
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   12,640,156
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Embarq Corp., 7.082%, 2016                                                                            $11,780,000    $   11,769,198
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Philip Morris Capital Corp., 7.5%, 2009                                                               $ 1,300,000    $    1,347,450
-----------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%, 2012                                                                      125,000           128,805
-----------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 6.75%, 2017                                                                    9,030,000         9,007,425
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   10,483,680
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                              $   725,000    $      848,488
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                                                    658,000    $      623,541
-----------------------------------------------------------------------------------------------------------------------------------
Aid-Israel, 6.6%, 2008                                                                                      4,123             4,130
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2012                                                                                 1,000,000           999,992
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3.5%, 2007                                                                                24,221,000        24,167,786
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.37%, 2016                                                                736,244           740,075
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.94%, 2016                                                                764,274           778,975
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                                                316,926           318,194
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                                                                 58,215            59,726
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                                                 43,224            44,351
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                                                                 59,040            60,705
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                                                                237,426           242,313
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                                              1,490,658         1,404,773
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                                                              2,061,353         2,004,247
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                                                              2,175,373         2,127,769
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                              2,473,364         2,322,463
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2024                                                              2,066,337         1,998,355
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                              2,719,702         2,648,766
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                                              2,349,051         2,320,075
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.19%, 2024                                                              3,103,648         3,063,845
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                              2,898,223         2,910,002
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.57%, 2025                                                              3,134,355         2,959,272
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.76%, 2025                                                             10,413,274         9,952,610
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.39%, 2025                                                              1,021,588         1,016,402
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.35%, 2026                                                              5,966,035         5,941,106
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   68,709,473
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 21.0%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                                                      $ 4,506,000    $    5,109,732
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6%, 2026                                                                             840,000           938,569
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.75%, 2026                                                                       44,819,000        54,280,022
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                                      96,309,000       101,673,700
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.5%, 2036                                                                        49,861,000        46,620,035
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007                                                                      10,228,000        10,231,191
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2007                                                                             257,000           255,554
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                                                         3,868,000         3,879,182
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.625%, 2008 (f)                                                                  26,191,000        26,336,281
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.5%, 2009                                                                        71,367,000        71,194,149
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.875%, 2009                                                                     155,026,000       155,922,205
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010                                                                        57,722,000        60,369,073
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2010                                                                             525,000           517,822
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2014                                                                       11,804,000        11,839,046
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.375%, 2017                                                                      11,423,037        11,330,225
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2%, 2014                                                                    11,563,680        11,234,832
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  571,731,618
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.4%
-----------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)                                                      $ 8,495,000    $    8,898,513
-----------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                                     221,000           248,875
-----------------------------------------------------------------------------------------------------------------------------------
Bruce Mansfield Unit 1, 6.85%, 2034 (z)                                                                 9,540,000         9,807,120
-----------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                      4,027,000         4,439,776
-----------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                              5,122,000         5,302,028
-----------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                                 18,259,000        18,986,822
-----------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                          9,164,000         9,455,333
-----------------------------------------------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 5.551%, 2008                                                                   1,868,200         1,869,986
-----------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 7.875%, 2012                                                                6,430,000         6,391,420
-----------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625%, 2007                                                             310,000           309,568
-----------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                                               119,000           117,270
-----------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                                           1,182,000         1,198,827
-----------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 6.125%, 2036                                                           5,170,000         4,940,804
-----------------------------------------------------------------------------------------------------------------------------------
National Grid PLC, 6.3%, 2016                                                                           2,000,000         2,051,846
-----------------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875%, 2010                                                                    6,880,000         7,338,717
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.25%, 2014                                                                          11,250,000        10,856,250
-----------------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 5%, 2007                                                                     325,000           324,816
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 5.8%, 2037                                                                  3,790,000         3,548,539
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 7.625%, 2014                                                                      6,570,000         6,274,350
-----------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014 (n)                                                           770,820           753,422
-----------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125%, 2008                                                                              375,000           375,108
-----------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                               11,810,000        12,081,890
-----------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                                               3,484,000         3,430,663
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  119,001,943
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                        $2,630,743,878
-----------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE LOANS - 0.6% (g)(r)
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Aramark Corp., Letter of Credit, 2014 (o)                                                             $   417,241    $      390,468
-----------------------------------------------------------------------------------------------------------------------------------
Aramark Corp., Term Loan B, 2014 (o)                                                                    7,625,092         7,135,816
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    7,526,284
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 7.61%, 2013                                                                   $ 7,135,274    $    6,859,471
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE LOANS                                                                                          $   14,385,755
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS (v) - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.35%, at Net Asset Value                                   $68,094,128    $   68,094,128
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $2,713,223,761
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.1%                                                                                     3,928,617
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $2,717,152,378
-----------------------------------------------------------------------------------------------------------------------------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of July 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $2,525,998,781 and 93.10% of market value. An independent pricing service provided an evaluated bid for 92.45% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $176,382,304, representing 6.5% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                        ACQUISITION      ACQUISITION      CURRENT      TOTAL % OF
RESTRICTED SECURITIES                                                       DATE             COST      MARKET VALUE    NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Anthracite CDO III Ltd., 6.077%, 2039                                    10/25/06        $ 4,998,438   $   4,845,921
ARCap REIT, Inc., 6.1%, 2045                                             12/07/06          4,244,946       4,062,779
Bayview Commercial Asset Trust, 0.775%, 2035                             10/06/05          3,463,223       3,405,623
Bayview Commercial Asset Trust, FRN, 0.84%, 2036                          2/28/06          2,688,010       2,565,143
Bayview Commercial Asset Trust, FRN, 0.879%, 2036                         5/16/06          2,080,067       2,532,905
Bayview Commercial Asset Trust, FRN, 1.17%, 2036                          9/11/06          5,802,114       5,505,990
Bayview Commercial Asset Trust, FRN, 1.14%, 2036                         10/25/06          2,752,460       2,995,235
Bayview Commercial Asset Trust, FRN, 1.211%, 2037                         1/26/07          5,994,003       5,822,654
Bayview Commercial Asset Trust, FRN, 5.59%, 2036                          2/23/06            958,064         951,898
Bayview Commercial Mortgage Pass-Through Trust, 0.84%, 2013               3/29/06          1,581,455       1,540,206
Bayview Financial Revolving Mortgage Loan
Trust, FRN, 6.12%, 2040                                                   3/01/06          4,250,000       4,984,703
BNP Paribas, 7.195% to 2037, FRN to 2049                                  6/18/07          6,500,000       6,207,858
Brascan Real Estate, FRN, 6.96%, 2040                                     9/14/04            418,000         410,016
Bruce Mansfield Unit 1, 6.85%, 2034                                       7/10/07          9,540,000       9,807,120
Capital Trust Realty CDO Ltd., 5.16%, 2035                                4/07/06          4,486,160       4,518,744
Capmark Financial Group, Inc., 5.875%, 2012                               5/03/07         13,434,221      12,567,381
Crest G-Star CDO, 6.95%, 2032                                             9/13/05          6,988,938       6,683,723
Falcon Franchise Loan LLC, FRN, 3.777%, 2025                              1/29/03          1,554,736       1,163,310
Gramercy Real Estate CDO Ltd., FRN, 5.68%, 2035                      6/21/05 - 1/18/07     1,260,026       1,257,467
Nissan Motor Acceptance Corp., 5.625%, 2011                               5/24/07          1,926,309       1,922,896
PPF Funding, Inc., REIT, 5.35%, 2012                                 4/04/07 - 4/12/07     2,074,961       2,073,030
Preferred Term Securities XIX Ltd., CDO, FRN, 5.71%, 2035                 9/08/05          7,800,000       7,788,300
Prudential Securities Secured Financing Corp.,
FRN, 6.912%, 2013                                                        12/06/04          2,068,037       1,918,168
Putnam Structured Product Funding, CDO, FRN, 5.77%, 2008                  9/23/03            190,678         190,678
Salomon Brothers Mortgage Securities, Inc.,
FRN, 7.084%, 2032                                                         1/07/05          3,748,179       3,462,585
Swedbank AB, FRN, 9%, 2049                                                4/16/07          3,420,955       3,360,096
Timberstar Trust, 5.668%, 2036                                           10/13/06          1,100,000       1,050,758
Time Warner Cable, Inc., 5.4%, 2012                                       4/04/07            998,150         985,063
Time Warner Cable, Inc., 5.85%, 2017                                      4/04/07          8,530,250       8,245,509
Weatherford International, Inc., 6.35%, 2017                         6/14/07 - 8/13/07     4,636,288       4,735,013
ZFS Finance USA Trust IV, FRN, 5.875%, 2032                               5/03/07          1,479,556       1,465,896
ZFS Finance USA Trust V, FRN, 6.5%, 2037                                  5/03/07         10,601,298       9,898,414
---------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                            $ 128,925,082      4.7%
                                                                                                       ==========================

The following abbreviations are used in this report and are defined:

CDO       Collateralized Debt Obligation
CLO       Collateralized Loan Obligation
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT      Real Estate Investment Trust
TIPS      Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS RESEARCH BOND FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 7/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $2,764,928,645
                                                                ==============
Gross unrealized appreciation                                   $    5,313,261
Gross unrealized depreciation                                      (57,018,145)
                                                                --------------
      Net unrealized appreciation (depreciation)                $  (51,704,884)
                                                                ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

    DERIVATIVES
    -----------

FUTURES CONTRACTS OUTSTANDING AT 7/31/07

                                                                                    UNREALIZED
                                                                   EXPIRATION      APPRECIATION
DESCRIPTION                          CONTRACTS        VALUE           DATE        (DEPRECIATION)
------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)              894        $98,395,875       Sep-07          $(141,325)
U.S. Treasury Note 10 yr (Short)        200         21,484,375       Sep-07           (715,535)
------------------------------------------------------------------------------------------------
                                                                                     $(856,860)
                                                                                     =========
SWAP AGREEMENTS AT 7/31/07

                                                                                                        UNREALIZED
                  NOTIONAL                                  CASH FLOWS            CASH FLOWS           APPRECIATION
EXPIRATION         AMOUNT          COUNTERPARTY             TO RECEIVE              TO PAY            (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
6/20/09   USD    1,940,000    Goldman Sachs
                              International             1.35% (fixed rate)           (1)                 $(87,024)
6/20/09   USD    1,650,000    Goldman Sachs
                              International                    (2)             1.30% (fixed rate)          71,029
6/20/09   USD    4,000,000    JPMorgan Chase Bank              (3)             4.1% (fixed rate)          161,379
3/20/17   USD    5,630,000    JPMorgan Chase Bank              (4)             0.38% (fixed rate)          75,809
3/20/17   USD    5,480,000    Goldman Sachs
                              International             0.52% (fixed rate)           (5)                  (22,616)
3/20/17   USD    7,630,000    JPMorgan Chase Bank       0.49% (fixed rate)           (5)                  (51,466)
3/20/17   USD    1,830,000    JPMorgan Chase Bank              (6)             0.78% (fixed rate)           1,381
3/20/17   USD    1,830,000    JPMorgan Chase Bank              (6)             0.8% (fixed rate)           (1,404)
3/20/17   USD    1,834,000    Merrill Lynch
                              International                    (6)             0.81% (fixed rate)          (2,761)
3/20/17   USD    4,360,000    Goldman Sachs
                              International                    (7)             0.40% (fixed rate)          29,641
6/20/17   USD    4,000,000    Merrill Lynch
                              International                    (8)             0.91% (fixed rate)          54,257
6/20/17   USD    4,510,000    Morgan Stanley Capital
                              Services, Inc.                   (9)             0.74% (fixed rate)          30,313
9/20/17   USD    5,500,000    Goldman Sachs International     (10)            0.2125% (fixed rate)         17,850
                                                                                                         --------
                                                                                                         $276,388
                                                                                                         ========

(1) Fund to pay notional amount upon a defined credit default event by Rescap, 6.5%, 4/01/13.
(2) Fund to receive notional amount upon a defined credit default event by GMAC, 6.875%, 8/01/12.
(3) Fund to receive notional amount upon a defined credit default event by Abitibi - Consolidated, 8.375%, 4/01/15.
(4) Fund to receive notional amount upon a defined credit default event by PPG Industries, Inc., 7.05%, 8/15/09.
(5) Fund to pay notional amount upon a defined credit default event by Burlington Northern Santa Fe Corp., 6.75%,
    7/15/11.
(6) Fund to receive notional amount upon a defined credit default event by Waste Management, Inc., 7.375%, 8/01/10.
(7) Fund to receive notional amount upon a defined credit default event by Dover Corp., 6.25%, 6/01/08.
(8) Fund to receive notional amount upon a defined credit default event by New York Times Co., 4.61%, 9/26/12.
(9) Fund to receive notional amount upon a defined credit default event by Spectra Energy, 6.25%, 2/15/13.
(10) Fund to receive notional amount upon a defined credit default event by United Parcel Service, Inc., 8.375%,
    4/01/30.

At July 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) Research Bond Fund J

7/31/07
Quarterly portfolio holdings

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

MFS Research Bond Fund J
PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/07

ISSUER                                                                                                 SHARES/PAR       VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
BONDS - 95.7%
-----------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.875%, 2018                                                               $  311,223      $    314,335
-----------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 17.4%
-----------------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., "H", 6.1%, 2045 (n)                                                                  $  138,945      $    112,480
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., "AM", FRN, 5.181%, 2047                                        657,557           629,902
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                              492,321           463,265
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 5.775%, 2045                                              710,000           705,499
-----------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, 0.775%, 2035 (i)(z)                                                     6,170,301           498,384
-----------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (i)(z)                                                 3,739,074           328,923
-----------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 0.879%, 2036 (i)(z)                                                2,692,706           241,880
-----------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Mortgage Pass-Through Trust, 0.84%, 2013 (i)(z)                                      2,478,436           201,001
-----------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035                                                    331,000           329,086
-----------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                                    307,000           304,688
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                                      401,050           384,299
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                                                               287,561           286,759
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust, 5.462%, 2049                                                         680,000           653,791
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                                           700,000           683,825
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, "B", FRN, 5.447%, 2049                                 300,000           280,630
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044                                      580,000           569,438
-----------------------------------------------------------------------------------------------------------------------------------
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035                                      407,489           405,059
-----------------------------------------------------------------------------------------------------------------------------------
Crest G-Star, CDO, 6.95%, 2032 (z)                                                                        974,000           997,540
-----------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                                        144,523           144,552
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                                    84,891            84,824
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031                                                415,000           441,247
-----------------------------------------------------------------------------------------------------------------------------------
E*TRADE RV & Marine Trust, 3.62%, 2018                                                                    141,000           137,561
-----------------------------------------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.11%, 2021 (i)(n)                                                            137,447            13,279
-----------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                                                78,010            78,758
-----------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.777%, 2025 (i)(z)                                                     2,045,693           265,736
-----------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage, 0.937%, 2043 (i)(n)                                      5,703,417           158,567
-----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 0.497%, 2035 (i)                                           5,542,771            74,636
-----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., 4.569%, 2042                                                  400,000           384,561
-----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                             400,000           391,350
-----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                                             474,453           455,878
-----------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                                  83,139            83,024
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045                                          337,785           325,454
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.211%, 2041                                    400,000           390,030
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.345%, 2042 (n)                                540,000           490,535
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042                                    649,533           611,384
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.364%, 2043                                    826,928           795,824
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                                    710,000           706,272
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.221%, 2044                                    380,000           365,411
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                                    881,125           837,318
-----------------------------------------------------------------------------------------------------------------------------------
KKR Financial CLO Ltd., "C", CDO, FRN, 6.82%, 2021 (n)                                                    787,476           771,726
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 0.488%, 2035 (i)                                     6,829,606            75,504
-----------------------------------------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                                                      323,929           318,762
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust, FRN, 5.107%, 2038                                                           380,000           360,315
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust, FRN, 5.659%, 2039                                                           860,000           847,545
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                                    695,000           656,957
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.862%, 2031 (i)(n)                                                     4,738,090            59,819
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 7.236%, 2030                                                         160,000           160,831
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.643%, 2031 (i)                                                        2,664,943             9,277
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                        216,464           218,066
-----------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., FRN, 0.459%, 2030 (i)                                                        1,742,396            18,155
-----------------------------------------------------------------------------------------------------------------------------------
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                                                     500,000           494,137
-----------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                                                 242,364           239,432
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XIX Ltd., CDO, FRN, 5.71%, 2035 (z)                                           1,425,000         1,422,863
-----------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034                                              185,000           181,060
-----------------------------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                                           845,000           812,916
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 5.56%, 2035                                                       255,670           253,308
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                                     570,000           538,283
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                                700,000           659,479
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                                879,362           837,935
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                                565,886           539,921
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.21%, 2044                                                 677,000           649,576
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.316%, 2044                                                670,000           645,833
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 26,084,350
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2009                                                                    $  220,000      $    212,392
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.7%, 2010                                                                         136,000           126,732
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75%, 2010                                                                        290,000           292,859
-----------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 5.5%, 2016                                                                        436,000           420,859
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,052,842
-----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                             $  231,000      $    225,225
-----------------------------------------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                                                                   448,000           460,224
-----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 7.65%, 2010                                                            99,000            98,728
-----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25%, 2011                                                           400,000           365,452
-----------------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                        325,000           325,813
-----------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                                          30,000            34,567
-----------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.15%, 2037                                                                           340,000           308,616
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,818,625
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., 5.85%, 2010                                                                   $  750,000      $    747,696
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.625%, 2017                                                                   750,000           710,672
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO PLC, 4.5%, 2009                                                                                   518,000           508,327
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO PLC, 5.625%, 2012                                                                                 390,000           386,058
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.5%, 2017                                                                370,000           363,389
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.05%, 2016                                                                    810,000           799,082
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 5.75%, 2016                                                                               846,000           825,303
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,340,527
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                             $    3,000      $      3,020
-----------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                                                                100,000           104,838
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    107,858
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 6.4%, 2016                                                                                $  395,000      $    391,774
-----------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 6.75%, 2017                                                                                  170,000           172,687
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    564,461
-----------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 6.45%, 2037                                                                             $  389,000      $    369,997
-----------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.125%, 2012                                                                    630,000           657,442
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                            406,000           391,288
-----------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                                      181,000           208,201
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc., 5.85%, 2017 (z)                                                                  475,000           458,084
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375%, 2033                                                            243,000           281,219
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,366,231
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                                                     $  680,000      $    673,196
-----------------------------------------------------------------------------------------------------------------------------------
Western Union Co., 5.4%, 2011                                                                             650,000           640,190
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,313,386
-----------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (n)                                                            $  402,000      $    395,494
-----------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011 (n)                                                                372,000           385,101
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    780,595
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Majapahit Holding B.V., 7.25%, 2017 (n)                                                                $  541,000      $    501,778
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 5.475%, 2012                                                                    $  624,750      $    569,272
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp., 5.95%, 2016                                                                  $  390,000      $    383,255
-----------------------------------------------------------------------------------------------------------------------------------
Apache Corp., 7.375%, 2047                                                                                 10,000            11,041
-----------------------------------------------------------------------------------------------------------------------------------
Nexen, Inc., 6.4%, 2037                                                                                   640,000           618,002
-----------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                                          202,000           201,549
-----------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                           241,000           255,005
-----------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 5.65%, 2016                                                                             329,000           320,847
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,789,699
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                                    $  219,000      $    219,821
-----------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016                                                                           106,000           106,398
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    326,219
-----------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                         $  101,000      $    112,814
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 4.0%
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Co., 6.15%, 2016                                                                 $  510,000      $    495,433
-----------------------------------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875%, 2012 (z)                                                           890,000           832,215
-----------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                                 80,000            68,848
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 6.25%, 2016                                                                  816,000           767,288
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.375%, 2016                                                              343,000           333,892
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                              741,000           665,986
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.5%, 2016                                                                            803,000           763,621
-----------------------------------------------------------------------------------------------------------------------------------
ILFC E-Capital Trust I, FRN, 5.9%, 2065 (n)                                                               900,000           889,055
-----------------------------------------------------------------------------------------------------------------------------------
ORIX Corp., 5.48%, 2011                                                                                   630,000           626,803
-----------------------------------------------------------------------------------------------------------------------------------
Residential Capital LLC, 6.875%, 2015                                                                     540,000           478,114
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  5,921,255
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                                                         $  251,000      $    255,461
-----------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013 (n)                                                                        641,000           636,353
-----------------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 6.6%, 2016                                                                             370,000           375,399
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,267,213
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
CVS Caremark Corp., 6.125%, 2016                                                                       $  420,000      $    415,267
-----------------------------------------------------------------------------------------------------------------------------------
CVS Caremark Corp., 5.75%, 2017                                                                           580,000           555,183
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    970,450
-----------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Stora Enso Oyj, 7.25%, 2036 (n)                                                                        $  504,000      $    496,388
-----------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., 6.375%, 2017                                                             $  580,000      $    579,757
-----------------------------------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp., 6%, 2016                                                                         585,000           554,154
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,133,911
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.5%, 2011                                                                            $  620,000      $    634,276
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 6.25%, 2037                                                        $  580,000      $    534,272
-----------------------------------------------------------------------------------------------------------------------------------
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                               423,000           406,775
-----------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp., 6.85%, 2015 (n)                                                                      548,000           555,724
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,496,771
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp., 6.375% to 2017, FRN to 2037                                                               $  450,000      $    433,327
-----------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                                    585,000           572,396
-----------------------------------------------------------------------------------------------------------------------------------
ZFS Finance USA Trust V, FRN, 6.5%, 2037 (z)                                                              500,000           468,232
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,473,955
-----------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 3.2%
-----------------------------------------------------------------------------------------------------------------------------------
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2043                                                      $  710,000      $    674,748
-----------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 5.186% to 2015, FRN to 2049(n)                                                               369,000           345,345
-----------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 7.195% to 2037, FRN to 2049(z)                                                               400,000           382,022
-----------------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049(n)                                                 238,000           255,028
-----------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049(n)                                                   254,000           253,657
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.125%, 2014                                                                        344,000           327,678
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank N.A., 5.875%, 2016                                                                    250,000           250,406
-----------------------------------------------------------------------------------------------------------------------------------
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                                  612,000           586,643
-----------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049(n)                                                       195,000           199,638
-----------------------------------------------------------------------------------------------------------------------------------
PNC Funding Corp., 5.625%, 2017                                                                           490,000           478,050
-----------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049(n)                                                     148,000           148,506
-----------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049(n)                                        258,000           285,155
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                                     225,000           220,670
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                                                              387,000           407,365
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,814,911
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 8.875%, 2015 (n)                                                       $  500,000      $    485,625
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 6.125%, 2015                                                       675,000           655,622
-----------------------------------------------------------------------------------------------------------------------------------
Hospira, Inc., 5.55%, 2012                                                                                300,000           300,216
-----------------------------------------------------------------------------------------------------------------------------------
Hospira, Inc., 6.05%, 2017                                                                                290,000           285,397
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp., 5.7%, 2017                                                                                360,000           344,622
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,071,482
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                                                            $  722,000      $    711,942
-----------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                                        510,000           451,350
-----------------------------------------------------------------------------------------------------------------------------------
Vale Overseas Ltd., 6.25%, 2017                                                                           387,000           383,076
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,546,368
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 13.8%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.55%, 2011                                                                                $  343,779      $    335,731
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.12%, 2012                                                                                   284,653           284,163
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.547%, 2014                                                                                  258,836           248,568
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2014                                                                                   181,053           173,690
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.666%, 2014                                                                                  373,854           361,336
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.86%, 2014                                                                                   181,099           176,183
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.56%, 2015                                                                                   232,131           221,583
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.665%, 2015                                                                                  156,007           149,743
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.69%, 2015                                                                                   130,419           125,422
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.7%, 2015                                                                                    180,003           173,124
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.74%, 2015                                                                                   199,288           192,260
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.78%, 2015                                                                                   220,786           212,895
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.815%, 2015                                                                                  271,000           262,345
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.82%, 2015                                                                                   229,154           221,378
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.87%, 2015                                                                                   176,901           171,743
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.89%, 2015                                                                                   125,964           122,474
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                                  496,017           484,036
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2016 - 2025                                                                               573,324           564,382
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.996%, 2017                                                                                  575,075           564,442
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2018 - 2035                                                                           7,284,661         7,093,238
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.88%, 2020                                                                                   178,287           173,691
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2033                                                                                    148,283           150,941
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2034 - 2037                                                                               736,449           730,860
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2028                                                                            2,573,551         2,548,658
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4%, 2024                                                                                     105,908           104,065
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2025 - 2035                                                                          2,402,227         2,333,389
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034 - 2036                                                                            1,915,785         1,908,419
-----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2036                                                                                      612,593           611,401
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 20,700,160
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Texas Transportation Commission Mobility Fund, 5%, 2037                                                $1,440,000      $  1,485,562
-----------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                       $  616,000      $    673,017
-----------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 5.95%, 2017                                                                     250,000           245,143
-----------------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.375%, 2017 (n)                                                                   491,000           463,995
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6%, 2017                                                                420,000           410,219
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                             236,000           257,197
-----------------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                               492,000           481,609
-----------------------------------------------------------------------------------------------------------------------------------
Spectra Energy Capital LLC, 8%, 2019                                                                      571,000           631,317
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,162,497
-----------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.8%
-----------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                                                           $  640,000      $    637,848
-----------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc., 8.375%, 2010                                                                             30,000            32,317
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 5.75%, 2016                                                  476,000           461,055
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6.2%, 2011                                                                        726,000           732,242
-----------------------------------------------------------------------------------------------------------------------------------
Telefonica Emisiones S.A.U., 7.045%, 2036                                                                 519,000           528,575
-----------------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011                                                                                     879,000           941,253
-----------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                                      781,000           814,716
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,148,006
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Weatherford International, Inc., 6.35%, 2017 (z)                                                       $  250,000      $    255,119
-----------------------------------------------------------------------------------------------------------------------------------
OILS - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                               $  500,000      $    516,116
-----------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN, 7.26%, 2011 (n)                                      $  558,000      $    558,000
-----------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014(n)                                            363,000           363,907
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                                 578,000           549,050
-----------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp, 5.45%, 2017                                                                          620,000           599,249
-----------------------------------------------------------------------------------------------------------------------------------
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049(n)                                          480,000           473,395
-----------------------------------------------------------------------------------------------------------------------------------
Resona Bank Ltd., 5.85% to 2016, FRN to 2049(n)                                                           465,000           441,484
-----------------------------------------------------------------------------------------------------------------------------------
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                                660,000           665,262
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,650,347
-----------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                       $  335,000      $    351,750
-----------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8%, 2016                                                                                    375,000           355,312
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    707,062
-----------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                                         $  326,000      $    343,930
-----------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7.25%, 2008                                                                          175,000           178,503
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    522,433
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 3.2%
-----------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., REIT, 5%, 2015                                                                $  253,000      $    240,520
-----------------------------------------------------------------------------------------------------------------------------------
ERP Operating LP, 5.75%, 2017                                                                             830,000           804,514
-----------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, 6.25%, 2016                                                                  716,000           720,694
-----------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 6%, 2012                                                                        150,000           151,797
-----------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 5.783%, 2016                                                                    648,000           637,533
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Property Ltd. Partnership, REIT, 5.5%, 2016                                                       430,000           418,247
-----------------------------------------------------------------------------------------------------------------------------------
ProLogis, REIT, 5.75%, 2016                                                                               654,000           646,034
-----------------------------------------------------------------------------------------------------------------------------------
ProLogis, REIT, 5.625%, 2016                                                                              220,000           214,403
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 4.6%, 2010                                                                 267,000           260,518
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 5.75%, 2015                                                                331,000           326,457
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 6.1%, 2016                                                                 312,000           315,120
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,735,837
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                                        $  417,000      $    462,002
-----------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Retail Holdings, Inc., 5.35%, 2012                                                           $  240,000      $    238,341
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc., 5.875%, 2036                                                                            430,000           373,349
-----------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Corp., Inc., 8%, 2010                                                                          70,000            73,976
-----------------------------------------------------------------------------------------------------------------------------------
Macy's, Inc., 6.625%, 2011                                                                                374,000           375,858
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,061,524
-----------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                                                             $  309,000      $    305,531
-----------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.5%, 2011                                                                                 227,000           233,391
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    538,922
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                               $  655,000      $    607,513
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Embarq Corp., 7.082%, 2016                                                                             $  600,000      $    599,450
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 6.75%, 2017                                                                   $  630,000      $    628,425
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                               $   83,000      $     97,137
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 3.2%
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                                             $   80,556      $     80,879
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                                                                 14,554            14,932
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                                                 10,806            11,088
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                                                                 14,760            15,176
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                                                                 60,100            61,337
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                                                377,855           356,085
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                                                                522,917           508,430
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                                                                551,865           539,788
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                                509,491           478,407
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2024                                                                262,865           254,216
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                                482,326           469,746
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.19%, 2024                                                                484,723           478,506
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                                479,447           481,396
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.76%, 2025                                                                635,603           607,485
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.35%, 2026                                                                417,622           415,877
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,773,348
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 15.6%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8.125%, 2019                                                                      $    5,000      $      6,441
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6%, 2026                                                                             630,000           703,927
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.75%, 2026                                                                        5,918,000         7,167,254
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2030                                                                          375,000           439,893
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                                       4,249,000         4,485,682
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.5%, 2036                                                                         2,282,000         2,133,670
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.5%, 2009                                                                           615,000           613,510
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.875%, 2009 (f)                                                                   2,000,000         2,011,562
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010                                                                         2,377,000         2,486,007
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.125%, 2011                                                                         803,000           818,621
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2014                                                                          880,000           882,613
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.375%, 2017                                                                         876,316           869,196
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2%, 2014                                                                       851,776           827,554
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 23,445,930
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.9%
-----------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)                                                       $  645,000      $    675,638
-----------------------------------------------------------------------------------------------------------------------------------
Bruce Mansfield Unit 1, 6.85%, 2034 (z)                                                                   530,000           544,840
-----------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                        240,000           264,600
-----------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                                388,000           401,637
-----------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                                  1,143,000         1,188,561
-----------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                            455,000           469,465
-----------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 7.875%, 2012                                                                  472,000           469,168
-----------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                                             150,000           152,135
-----------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 6.125%, 2036                                                             240,000           229,360
-----------------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875%, 2010                                                                      400,000           426,670
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.25%, 2014                                                                             770,000           743,050
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 5.8%, 2037                                                                    280,000           262,161
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 7.625%, 2014                                                                        385,000           367,675
-----------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                                  830,000           849,108
-----------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                                                 346,000           340,703
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  7,384,771
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                          $143,352,133
-----------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE LOANS - 0.6% (g)(r)
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Aramark Corp., Letter of Credit, 2014 (o)                                                              $   22,917      $     21,446
-----------------------------------------------------------------------------------------------------------------------------------
Aramark Corp., Term Loan B, 2014 (o)                                                                      418,801           391,928
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    413,374
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 7.61%, 2013                                                                    $  539,874      $    519,006
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE LOANS                                                                                              $    932,380
-----------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 3.0% (v)
-----------------------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.35%, at Net Asset Value                                     4,507,540      $  4,507,540
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                                 $148,792,053
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.7%                                                                                     1,039,380
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                  $149,831,433
-----------------------------------------------------------------------------------------------------------------------------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of July 31, 2007 the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $137,705,504 and 92.55% of market value. An independent pricing service provided an evaluated bid for 91.70% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,858,803, representing 7.2% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                     ACQUISITION    ACQUISITION      CURRENT     TOTAL % OF
RESTRICTED SECURITIES                                                    DATE           COST      MARKET VALUE   NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, 0.775%, 2035                          10/6/05        $  506,340    $  498,384
Bayview Commercial Asset Trust, FRN, 0.84%, 2036                      2/28/06           344,678       328,923
Bayview Commercial Asset Trust, FRN, 0.879%, 2036                     5/16/06           248,957       241,880
Bayview Commercial Mortgage Pass-Through Trust, 0.84%, 2013           3/29/06           228,705       201,001
BNP Paribas, 7.195% to 2037, FRN to 2049                              6/18/03           400,000       382,022
Bruce Mansfield Unit 1, 6.85%, 2034                                   7/10/07           530,000       544,840
Capmark Financial Group, Inc., 5.875%, 2012                           5/03/07           889,617       832,215
Crest G-Star, CDO, 6.95%, 2032                                        9/13/05         1,043,093       997,540
Falcon Franchise Loan LLC, FRN, 3.777%, 2025                         12/19/03           318,263       265,736
Preferred Term Securities XIX Ltd., CDO, FRN, 5.71%, 2035             9/08/05         1,425,000     1,422,863
Time Warner Cable, Inc., 5.85%, 2017                                  4/04/07           478,800       458,084
Weatherford International, Inc., 6.35%, 2017                          6/15/07           249,800       255,119
ZFS Finance USA Trust V, FRN, 6.5%, 2037                              5/03/07           500,000       468,232
---------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                        $6,896,839       4.6%
                                                                                                   ====================

The following abbreviations are used in this report and are defined:

CDO       Collateralized Debt Obligation
CLO       Collateralized Loan Obligation
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT      Real Estate Investment Trust
TIPS      Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS RESEARCH BOND FUND J

SUPPLEMENTAL INFORMATION (UNAUDITED) 7/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $152,936,773
                                                                  ============
Gross unrealized appreciation                                     $    234,834
Gross unrealized depreciation                                       (4,379,554)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ (4,144,720)
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

    DERIVATIVES
    -----------

FUTURES CONTRACTS OUTSTANDING AT 7/31/07

                                                                                    UNREALIZED
                                                                   EXPIRATION      APPRECIATION
DESCRIPTION                          CONTRACTS        VALUE           DATE        (DEPRECIATION)
------------------------------------------------------------------------------------------------
U.S. Treasury Bond 2 yr (Long)           59        $12,091,313       Sep-07          $ 79,075
U.S. Treasury Note 10 yr (Short)         63          6,767,578       Sep-07           (44,517)
U.S. Treasury Bond 30 yr (Short)        111         12,216,938       Sep-07           (88,842)
------------------------------------------------------------------------------------------------
                                                                                     $(54,284)
                                                                                     ========
SWAP AGREEMENTS AT 7/31/07

                                                                                                      UNREALIZED
                 NOTIONAL                                 CASH FLOWS            CASH FLOWS           APPRECIATION
EXPIRATION        AMOUNT         COUNTERPARTY             TO RECEIVE              TO PAY            (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
6/20/09   USD    300,000    JPMorgan                  4.1% (fixed rate)            (1)                  $12,103
                            Chase Bank
3/20/17   USD    420,000    JPMorgan                  0.49% (fixed rate)           (2)                   (2,695)
                            Chase Bank
3/20/17   USD    410,000    Goldman Sachs             0.52% (fixed rate)           (2)                   (1,692)
                            International
3/20/17   USD    320,000    Goldman Sachs                    (3)            0.40% (fixed rate)            2,176
                            International
3/20/17   USD    420,000    JPMorgan                         (4)            0.38% (fixed rate)            5,655
                            Chase Bank
3/20/17   USD    135,000    JPMorgan                         (5)            0.78% (fixed rate)              102
                            Chase Bank
3/20/17   USD    135,000    JPMorgan                         (5)            0.80% (fixed rate)             (104)
                            Chase Bank
3/20/17   USD    138,000    Merrill Lynch                    (5)            0.81% (fixed rate)             (208)
                            International
6/20/17   USD    400,000    Merrill Lynch                    (6)            0.91% (fixed rate)            5,426
                            International
6/20/17   USD    310,000    Morgan Stanley Capital           (7)            0.74% (fixed rate)            2,084
                            Services, Inc.
9/20/17   USD    400,000    Goldman Sachs                    (8)            0.2125% (fixed rate)          1,298
                            International
                                                                                                        -------
                                                                                                        $24,145
                                                                                                        =======

(1) Fund to pay notional amount upon a defined credit default event by Abitibi-Consolidated Inc., 8.375%,
    4/01/15.
(2) Fund to pay notional amount upon a defined credit default event by Burlington Northern Santa Fe Corp.,
    6.75%, 7/15/11.
(3) Fund to receive notional amount upon a defined credit default event by Dover Corp., 6.25%, 6/01/08.
(4) Fund to receive notional amount upon a defined credit default event by PPG Industries, Inc., 7.05%, 8/15/09.
(5) Fund to receive notional amount upon a defined credit default event by Waste Management. Inc., 7.375%,
    8/01/10.
(6) Fund to receive notional amount upon a defined credit default event by New York Times Co., 4.61%, 9/26/12.
(7) Fund to receive notional amount upon a defined credit default event by Spectra Energy Capital LLC, 6.25%,
    2/15/13.
(8) Fund to receive notional amount upon a defined credit default event by United Parcel Service, Inc., 8.375%,
    4/01/30.

At July 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) Inflation-Adjusted Bond Fund

7/31/07
Quarterly portfolio holdings

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

MFS Inflation-Adjusted Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/07

ISSUER                                                                                                 SHARES/PAR        VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
BONDS - 97.6%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTED SECURITIES - 97.6%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 2.5%, 2016                                                                        $  746,387       $   749,536
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 2.375%, 2025                                                                       1,980,952         1,957,583
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 2.375%, 2027                                                                       1,413,446         1,399,312
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 3.875%, 2029                                                                         884,025         1,100,197
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 3.375%, 2032                                                                         243,632           290,456
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2009                                                                         570,479           577,832
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2010                                                                          564,738           586,312
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 0.875%, 2010                                                                         991,006           944,165
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2011                                                                           407,348           420,651
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.375%, 2011                                                                         610,675           607,049
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2012                                                                         714,243           741,753
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2012                                                                              85,040            83,167
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                                                             986,350         1,012,395
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.875%, 2013                                                                         890,884           862,835
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                                                             879,906           854,884
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                                                             858,118           833,514
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.625%, 2015                                                                         876,516           825,569
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.875%, 2015                                                                         805,936           772,439
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2016                                                                             742,692           715,769
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.375%, 2017                                                                       1,059,827         1,051,216
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                           $16,386,634
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF
ISSUE/EXPIRATION DATE/STRIKE PRICE                                                                     CONTRACTS         VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Option Futures - August 2007@ $110                                                                6       $     5,156
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                                 SHARES/PAR        VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.34%, due 8/01/07 (y)                                                 $  377,000       $   377,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                                  $16,768,790
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.1%                                                                                        14,013
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                   $16,782,803
-----------------------------------------------------------------------------------------------------------------------------------

(k) As of July 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $16,391,790 and 97.75% of market value. An independent pricing service provided an evaluated bid for 97.72% of the market value.
(y) The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INFLATION-ADJUSTED BOND FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 7/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $17,221,459
                                                                  ===========
Gross unrealized appreciation                                     $         -
Gross unrealized depreciation                                        (452,669)
                                                                  -----------
      Net unrealized appreciation (depreciation)                  $  (452,669)
                                                                  -----------

The aggregate cost above includes prior fiscal year end tax adjustments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: September 13, 2007
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: September 13, 2007
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 13, 2007
      ------------------


* Print name and title of each signing officer under his or her signature.